As filed with the Securities and Exchange Commission
                                on April 30, 1998


                                                     Registration Nos. 333-19497
                                                                       811-08009


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
         Pre-Effective Amendment                                             [ ]
         Post-Effective Amendment No. 4                                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
         Amendment No. 5                                                     [X]

                        (Check appropriate box or boxes.)


                        PBHG INSURANCE SERIES FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                    ----------------------------------------
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 341-9000

                                Harold J. Baxter
                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

    William H. Rheiner, Esq.         and to           John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                       825 Duportail Road
   Philadelphia, PA 19103-7599                          Wayne, PA 19087
         (215) 864-8600                                 (610) 341-9000

Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

| | immediately upon filing pursuant to paragraph (b)
|X| on May 1, 1998 pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:  Common Stock

                        PBHG INSURANCE SERIES FUND, INC.

                              CROSS REFERENCE SHEET
                          (as required by Rule 495 (a))

         PART A
N-1A
----

Item No.                                                  Location
--------                                                  --------
1.   Cover Page                                       Cover Page

2.   Synopsis                                         Summary; Expense Summary

3.   Condensed Financial Information                  Not Applicable

4.   General Description of Registrant                Investment Objectives and Policies;
                                                      General Investment Policies and Strategies;
                                                      Risk Factors; Investment Limitations;
                                                      General Information--The Company

5.   Management of the Fund                           General Information--Directors of the
                                                      Company; General Information--The
                                                      Adviser; General Information--The Sub-
                                                      Adviser (Small Cap Value, Mid-Cap
                                                      Value, and Large Cap Value Portfolios);
                                                      General Information--The Administrator
                                                      and the Sub-Administrator; General
                                                      Information--The Transfer Agent and
                                                      Shareholder Servicing Agents; General
                                                      Information--The Distributor

5A.  Management's Discussion of                       Not Applicable
     Fund Performance

6.   Capital Stock and Other Securities               General Information--Voting Rights; Tax
                                                      Status, Dividends and Distributions

7.   Purchase of Securities Being Offered             Purchases and Redemptions; Net Asset
                                                      Value

8.   Redemption or Repurchase                         Purchases and Redemptions; Net Asset
                                                      Value

9.   Pending Legal Proceedings                        Not Applicable

         PART B

Item No.                                                  Location
--------                                                  --------
10.   Cover Page                                      Cover Page

11.   Table of Contents                               Table of Contents

12.   General Information and History                 The Company

13.   Investment Objectives and Policies              Description of Permitted Investments;
                                                      Investment Limitations; Description of
                                                      Shares

14.   Management of the Fund                          Directors and Officers of the Company;
                                                      The Administrator and Sub-Administrator

15.   Control Persons and Principal Holders           Directors and Officers of the Company
      of Securities

16.   Investment Advisory and Other                   The Adviser; The Sub-Adviser;
      Services                                        The Administrator and Sub-Administrator;
                                                      The Distributor

17.   Brokerage Allocation and Other                  Portfolio Transactions
      Practices

18.   Capital Stock and Other Securities              Description of Shares

19.   Purchase, Redemption and Pricing of             Purchase and Redemption of
      Securities Being Offered                        Shares; Determination of Net Asset Value

20.   Tax Status                                      Taxes

21.   Underwriters                                    The Distributor

22.   Calculation of Performance Data                 Performance Information

23.   Financial Statements                            Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                        PBHG INSURANCE SERIES FUND, INC.

                          PROSPECTUS DATED MAY 1, 1998


PBHG Insurance Series Fund, Inc. (the "Company") is an open-end management investment company authorized to issue multiple series of shares, each representing a portfolio of investments (individually, a "Portfolio" and collectively, the "Portfolios"). The Company currently has authorized seven series.

This Prospectus sets forth concisely the information about the Company that a prospective investor should know before investing. The Company's shares are offered only to insurance companies ("Participating Insurance Companies") to fund benefits under their variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies").

Please read this Prospectus carefully and retain it for future reference. This Prospectus should be read in conjunction with the prospectuses issued by the Participating Insurance Companies for the VA Contracts and VLI Policies that accompany this Prospectus. Additional information about the Company and the Portfolios is contained in a Statement of Additional Information which has been filed with the Securities and Exchange Commission (the "SEC") and is available to investors without charge by calling the Company at 1-800-347-9256. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Company and other registrants that file electronically with the SEC. The Statement of Additional Information, as amended from time to time, bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of the Company in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made.

INVESTMENTS IN THE COMPANY ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE COMPANY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE COMPANY IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE INVESTMENT TO FLUCTUATE, AND WHEN THE INVESTMENT IS REDEEMED, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY INVESTED BY THE INVESTOR.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE COMPANY ARE AVAILABLE AND ARE BEING OFFERED EXCLUSIVELY AS A POOLED FUNDING VEHICLE FOR LIFE INSURANCE COMPANIES WRITING ALL TYPES OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

                                TABLE OF CONTENTS


SUMMARY  ................................................................  3

EXPENSE SUMMARY..........................................................  6

FINANCIAL HIGHLIGHTS.....................................................  8

INVESTMENT OBJECTIVES AND POLICIES.......................................  9

GENERAL INVESTMENT POLICIES AND STRATEGIES............................... 15

RISK FACTORS............................................................. 16

INVESTMENT LIMITATIONS................................................... 18

PURCHASES AND REDEMPTIONS................................................ 19

NET ASSET VALUE.......................................................... 20

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS.................................. 20

PERFORMANCE ADVERTISING.................................................. 21

GENERAL INFORMATION...................................................... 23

GLOSSARY OF PERMITTED INVESTMENTS........................................ 29

                                     SUMMARY

The Company

The Company is an open-end management investment company which currently offers shares of seven Portfolios as follows: the PBHG Growth II Portfolio (the "Growth II Portfolio"), PBHG Large Cap Growth Portfolio (the "Large Cap Growth Portfolio"), PBHG Small Cap Value Portfolio (the "Small Cap Value Portfolio"), PBHG Mid-Cap Value Portfolio (the "Mid-Cap Value Portfolio"), PBHG Large Cap Value Portfolio (the "Large Cap Value Portfolio"), PBHG Technology & Communications Portfolio (the "Technology & Communications Portfolio") and PBHG Select 20 Portfolio (the "Select 20 Portfolio"). Each of the Portfolios has distinct investment objectives and policies. See "Investment Objectives and Policies." Additional Portfolios may be added to the Company in the future. This Prospectus will be supplemented or amended to reflect the addition of any new Portfolios.

This summary, which provides basic information about the Portfolios and the Company, is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

WHAT ARE THE INVESTMENT OBJECTIVES OF THE PORTFOLIOS? The Growth II Portfolio seeks capital appreciation. The Large Cap Growth and Technology & Communications Portfolios each seek long-term growth of capital. The Small Cap Value and Mid-Cap Value Portfolios each seek to achieve above-average total return over a market cycle of three to five years. The Large Cap Value Portfolio seeks long-term growth of capital and income. Current income is a secondary objective. The Select 20 Portfolio seeks long-term capital appreciation. There can be no assurance that a Portfolio will achieve its investment objective. Each Portfolio will invest primarily in a variety of equity securities in accordance with its particular investment program and policies. The Growth II Portfolio invests primarily in equity securities of small and medium capitalization companies believed by Pilgrim Baxter & Associates, Ltd. (the "Adviser") to have an outlook for strong earnings growth and the potential for significant capital appreciation. The Large Cap Growth Portfolio invests primarily in equity securities of larger capitalization companies that are perceived by the Adviser to have a strong potential for capital appreciation. The Small Cap Value Portfolio invests primarily in a diversified portfolio of equity securities with market capitalizations in the range of companies represented in the Russell 2000 Index which are deemed by the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser") to be relatively undervalued based on certain proprietary measures of value. The Mid-Cap Value Portfolio invests primarily in common stocks and other equity securities of companies with market capitalizations in the range of companies represented in the Standard & Poor's Mid-Cap 400 Index ("S&P 400") which are considered by the Adviser and Sub-Adviser to be relatively undervalued based on certain proprietary measures of value. The Large Cap Value Portfolio invests primarily in a diversified portfolio of equity securities of large capitalization companies which, in the opinion of the Adviser and Sub-Adviser, are undervalued or overlooked by the market. The Technology & Communications Portfolio invests primarily in equity securities of companies, without regard to market capitalization, which rely extensively on science and technology in their product development or operations, or which are expected to benefit from technological improvements and which may be experiencing exceptional growth in sales and earnings driven by technology-related products and services. The Select 20 Portfolio invests primarily in equity securities of a limited number of larger capitalization companies (no more than 20 issuers) that are perceived by the Adviser to have a strong potential for capital appreciation.

WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE PORTFOLIOS? Each
Portfolio invests in securities that fluctuate in value, and investors should expect each Portfolio's net asset value per share to fluctuate. Each Portfolio may invest in stocks and convertible securities that may be traded in the over-the-counter market. Some of these securities may not be as liquid as exchange-listed stocks. In addition, the Growth II and Small Cap Value Portfolios invest extensively in securities of small capitalization companies, the Mid-Cap Value Portfolio invests extensively in securities of medium capitalization companies, and, to a lesser extent, the Technology & Communications Portfolio also invests in small or medium capitalization company stocks and, therefore, may experience greater price volatility than investment companies that invest primarily in more established, larger capitalized companies. Because the Select 20 Portfolio invests in equity securities of a relatively small number of companies, the impact of a change in value of a stock holding may be magnified. Although the Technology & Communications Portfolio will invest in the securities of technology companies in many different industries, many of these industries share common characteristics. Furthermore, equity securities of technology companies may be subject to greater price volatility than securities of companies in many other industries. Each of the Portfolios may invest in equity securities of non-U.S. issuers, which are subject to certain risks not typically associated with domestic securities. Such risks include changes in currency rates and in exchange control regulations, costs associated with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity, less government supervision of securities markets, changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits. The Portfolios also may enter into futures contracts, which are subject to special risks. When futures contracts are being used for hedging purposes, such risks include the potential of imperfect correlation between the change in the value of a futures contract purchased or sold and the market value of the securities held by the Portfolios; the possible failure to correctly predict movements in the direction of the market; and the risk that the Portfolios may not be able to close out a particular futures contract because of a lack of a liquid secondary market in such futures contract. Other risks of investing in futures contracts include that the prices of futures contracts are volatile and are influenced by changes in market and interest rates and that futures trading involves an extremely high degree of leverage which may result in losses in excess of the amount invested in the futures contract. See "Investment Objectives and Policies," "Risk Factors" and "Glossary of Permitted Investments" in the Prospectus and see "Risks of Transactions in Futures Contracts and Options" in the Statement of Additional Information.

WHO ARE THE ADVISER AND THE SUB-ADVISER? Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc., a wholly-owned subsidiary of the Adviser, serves as the investment sub-adviser to the Small Cap Value, Mid-Cap Value and Large Cap Value Portfolios. See "Expense Summary," "The Adviser," and "The Sub-Adviser."

WHO ARE THE ADMINISTRATOR AND SUB-ADMINISTRATOR? PBHG Fund Services, a wholly-owned subsidiary of the Adviser, serves as the Administrator of the Company and SEI Fund

Resources, an affiliate of the Company's distributor, serves as Sub-Administrator of the Company. See "The Administrator and Sub-Administrator."

WHO ARE THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENTS? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Company. PBHG Fund Services serves as shareholder servicing agent of the Company. UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, provides services to the Company pursuant to a sub-shareholder servicing agreement between PBHG Fund Services and UAM SSC. See "The Transfer Agent and Shareholder Servicing Agents."

WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. provides the Company with distribution services. See "The Distributor."

HOW ARE SHARES PURCHASED AND REDEEMED? Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. See "Purchases and Redemptions."

                                 EXPENSE SUMMARY

The purpose of this section is to provide you with information about the expenses of the various Portfolios.

SHAREHOLDER TRANSACTION EXPENSES

================================================================================================================================
                                                  Large Cap    Small Cap    Mid-Cap     Large Cap    Technology &
                                     Growth II    Growth       Value        Value       Value        Communications   Select 20
                                     Portfolio    Portfolio    Portfolio    Portfolio   Portfolio    Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------------------------
Sales Load Imposed on Purchases      None         None         None         None        None         None             None
--------------------------------------------------------------------------------------------------------------------------------
Sales Load Imposed on Reinvested     None         None         None         None        None         None             None
Dividends
--------------------------------------------------------------------------------------------------------------------------------
Deferred Sales Load                  None         None         None         None        None         None             None
--------------------------------------------------------------------------------------------------------------------------------
Redemption Fees                      None         None         None         None        None         None             None
--------------------------------------------------------------------------------------------------------------------------------
Exchange Fees                        None         None         None         None        None         None             None
================================================================================================================================

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets
after applicable expense reimbursements or fee waivers)

==================================================================================================================================
                                                   Large Cap    Small Cap    Mid-Cap     Large Cap    Technology &
                                      Growth II    Growth       Value        Value       Value        Communications   Select 20
                                      Portfolio    Portfolio    Portfolio    Portfolio   Portfolio    Portfolio        Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waiver)      .00%         .00%         .00%         .43%        .00%         .00%             .00%
----------------------------------------------------------------------------------------------------------------------------------
12b-1 Fees                            None         None         None         None        None         None             None
----------------------------------------------------------------------------------------------------------------------------------
Other Expenses (after expense         1.20%        1.10%        1.20%        .77%        1.00%        1.20%            1.20%
reimbursement)
----------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee   1.20%        1.10%        1.20%        1.20%       1.00%        1.20%            1.20%
waiver/expense reimbursement)
==================================================================================================================================

The Adviser has voluntarily agreed to waive or limit its Advisory Fees or assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than 1.20% of the average daily net assets of the Growth II, Small Cap Value, Mid-Cap Value, Technology & Communications and Select 20 Portfolios, to not more than 1.10% of the average daily net assets of the Large Cap Growth Portfolio, and to not more than 1.00% of the average daily net assets of the Large Cap Value Portfolio, through December 31, 1998. Total Operating Expenses include, but are not limited to, expenses such as investment advisory fees, custodian fees, transfer agent fees, audit fees and legal fees. Such waiver of Advisory Fees and possible assumption of Other Expenses by the Adviser is subject to a possible reimbursement by the Portfolios in future years if such reimbursement can be achieved within the foregoing annual expense limits. Such fee waiver/expense reimbursement arrangements may be modified or terminated at any time after December 31, 1998. Absent such fee waivers/expense reimbursements, the Advisory Fees and Total Operating Expenses for the Growth II, Large Cap Growth, Small Cap Value, Large Cap Value, Technology & Communications and Select

20 Portfolios would be .85% and 4.38%; .75% and 5.21%; 1.00% and 3.63%; .65% and
8.04%; .85% and 5.09%; and .85% and 3.36%, respectively. The Mid-Cap Value Portfolio had not yet commenced operations as of the date of this Prospectus, and the percentages set forth above are based on estimates for the current fiscal year. Absent fee waivers and expense reimbursements, the Advisory Fees and Total Operating Expenses for the current fiscal year for the Mid-Cap Value Portfolio are estimated to be .85% and 1.62%, respectively.

Example

An investor in a Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period.

                                                       1 Year         3 Years
                                                       ------         -------

Growth II Portfolio                                    $12.00         $38.00
Large Cap Growth Portfolio                             $11.00         $35.00
Small Cap Value Portfolio                              $12.00         $38.00
Mid-Cap Value Portfolio                                $12.00         $38.00
Large Cap Value Portfolio                              $10.00         $32.00
Technology & Communications Portfolio                  $12.00         $38.00
Select 20 Portfolio                                    $12.00         $38.00

The example is based upon Total Operating Expenses for the Portfolios, as set forth in the "Annual Operating Expenses" table above (which are estimated for the Mid-Cap Value Portfolio), and reflects the fee waiver/expense reimbursement arrangement in effect. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The table does not reflect additional charges and expenses which are, or may be, imposed under the VA contracts or VLI policies. Such charges and expenses are described in the prospectus of the participating insurance fund separate account. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Portfolios. See "The Adviser," "The Sub-Adviser," and "The Administrator."

                              FINANCIAL HIGHLIGHTS

The following information for the fiscal year ended December 31, 1997, has been audited by Coopers & Lybrand L.L.P., the Company's independent accountants. The Company's audited financial statements are incorporated by reference into the Company's Statement of Additional Information under "Financial Information." The following table should be read in conjunction with the Company's financial statements and notes thereto. Additional information about each Portfolio's performance is contained in the Company's Annual Report, which may be obtained (without charge) by calling 1-800-347-9256. No information with respect to the Mid-Cap Value Portfolio is included in the table because such Portfolio had not yet commenced operations as of December 31, 1997.



For a Share Outstanding Throughout the Period

                 Net                                                               Net
                Asset       Net     Realized and   Distributions  Distributions   Asset                   Net
                Value   Investment    Unrealized      from Net       from         Value                 Assets
              Beginning   Income   Gains or Losses   Investment     Capital        End       Total        End
              of Period   (Loss)    on Securities      Income        Gains      of Period   Return**   of Period
-----------------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio
1997(1) ....   $10.00         --        $0.75            --           --         $10.75      7.50%    $10,235,860
PBHG Large Cap Value Portfolio
1997(2) ....   $10.00       $0.02       $0.41            --           --         $10.43      4.30%    $ 1,560,495
PBHG Small Cap Value Portfolio
1997(2) ....   $10.00       $0.01       $0.47            --           --         $10.48      4.80%    $ 9,321,462
PBHG Technology & Communications Portfolio
1997(1) ....   $10.00        --         $0.41            --           --         $10.41      4.10%    $ 9,117,272
PBHG Select 20 Portfolio
1997(3) ....   $10.00        --         $0.03            --           --         $10.03      0.30%    $ 7,616,691
PBHG Large Cap Growth Portfolio
1997(1) ....   $10.00        --         $1.82            --           --         $11.82     18.20%    $ 4,916,261


                                                                  Ratio
                                                                  of Net
                                               Ratio              Income
                               Ratio        of Expenses           (Loss)
                Ratio          of Net        to Average          to Average
             of Expenses    Income (Loss)    Net Assets          Net Assets          Portfolio       Average
             to Average      to Average      (Excluding          (Excluding           Turnover      Commission
             Net Assets      Net Assets       Waivers)             Waivers)             Rate           Rate
--------------------------------------------------------------------------------------------------------------
PBHG Growth II Portfolio
1997(1) ....   1.20%*          (0.11)%*        4.38%*              (3.29)%*            44.57%         $0.0386
PBHG Large Cap Value Portfolio
1997(2) ....   1.00%*           1.91%*         8.04%*              (5.13)%*            68.93%         $0.0591
PBHG Small Cap Value Portfolio
1997(2) ....   1.20%*           1.40%*         3.63%*              (1.03)%*            41.14%         $0.0569
PBHG Technology & Communications Portfolio
1997(1) ....   1.20%*           0.37%*         5.09%*              (3.52)%*            69.34%         $0.0465
PBHG Select 20 Portfolio
1997(3) ....   1.20%*           0.51%*         3.36%*              (1.65)%*            18.53%         $0.0561
PBHG Large Cap Growth Portfolio
1997(1) ....   1.10%*           0.00%*         5.21%*              (4.11)%*            37.42%         $0.0497

 *  Annualized.
**  Total returns have not been annualized.
(1) The PBHG Growth II, PBHG Large Cap Growth, and PBHG Technology & Communications Portfolios commenced operations on May 1, 1997.
(2) The PBHG Large Cap Value and PBHG Small Cap Value Portfolios commenced operations on October 29, 1997.
(3) The PBHG Select 20 Portfolio commenced operations on September 26, 1997. Amounts designated as "--" see above are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                       INVESTMENT OBJECTIVES AND POLICIES

Growth II Portfolio

The Growth II Portfolio, a diversified portfolio, seeks capital appreciation. The Portfolio will normally be as fully invested as practicable in common stocks and securities convertible into common stocks, but also may invest up to 5% of its assets in warrants and rights to purchase common stocks. In the opinion of the Adviser, there may be times when the shareholders' interests are best served and the investment objective is more likely to be achieved by having varying amounts of the Portfolio's assets invested in convertible securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues up to $4 billion). The average market capitalizations of holdings in the Portfolio may, however, fluctuate over time as a result of market valuation levels and the availability of specific investment opportunities. In addition, the Portfolio may continue to hold securities of companies whose market capitalizations or annual revenues grow above $4 billion subsequent to purchase, if the company continues to satisfy the other investment policies of the Portfolio.

The Portfolio will seek to achieve its objective by investing in companies believed by the Adviser to have an outlook for strong earnings growth and the potential for significant capital appreciation. Securities will be sold when the Adviser believes that anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. Because of its policy with respect to the sales of investments, the Portfolio may from time to time realize short-term gains or losses. The Portfolio will likely have somewhat greater volatility than the stock market in general, as measured by the Standard & Poor's 500 Composite Price Index ("S&P 500 Index"). Because the investment techniques employed by the Adviser are responsive to near-term earnings trends of the companies whose securities are owned by the Portfolio, portfolio turnover can be expected to be fairly high.

Normally, the Portfolio will purchase only securities traded in the United States or Canada on registered exchanges or in the over-the-counter market. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers (including American Depositary Receipts ("ADRs")), and may invest up to 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board of Directors of the Company. See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

Large Cap Growth Portfolio

The Large Cap Growth Portfolio, a diversified portfolio, seeks long-term growth of capital. The Portfolio will normally be substantially invested in equity securities (including ADRs and foreign securities). The equity securities in which the Portfolio will invest are common stocks, warrants and rights to purchase common stocks, and debt securities and preferred stock convertible into common stocks. Normally, the Portfolio will purchase exchange-traded and over-the-counter equity securities, including foreign securities traded in the United States. The Portfolio may invest in convertible debt securities rated investment grade by a nationally recognized statistical rating organization ("NRSRO") (i.e., within one of the four highest rating categories).

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of large capitalization companies that, in the Adviser's opinion, have an outlook for strong growth in earnings and potential for capital appreciation. Such companies have market capitalizations in excess of $1 billion. The Adviser also will consider the diversity of industries in choosing investments for the Portfolio.

While it has no present intention to do so, the Portfolio reserves the right to invest up to 10% of its net assets in restricted securities and securities of foreign issuers traded outside the United States and Canada and, for hedging purposes only, to purchase and sell options on stocks and stock indices. The Portfolio may also invest up to 15% of its net assets in illiquid securities, but will not invest more than 5% of its net assets in restricted securities that the Adviser determines are illiquid based on guidelines approved by the Board of Directors of the Company. See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

Small Cap Value Portfolio

The Small Cap Value Portfolio, a diversified portfolio, seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of common stocks of small companies with market capitalizations in the range of companies represented in the Russell 2000 Index which are considered to be relatively undervalued based on certain proprietary measures of value.

The current market capitalization of companies in the Russell 2000 Index is typically between $100 million and $1.5 billion. It is expected that securities purchased by the Portfolio will typically exhibit lower price/earnings and price/book value ratios than the average of those in the Russell 2000 Index. Under normal circumstances, the Portfolio will be structured taking into account the economic sector weightings of the Russell 2000 Index, with the Portfolio's sector weightings normally within 10% of the sector weightings of that Index.

In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; current dividend income and the potential for current dividends; low price/earnings ratio relative to other similar companies; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects. The Portfolio may invest in equity securities of companies that are considered to be financially sound and attractive investments based on their operating history, but which may be experiencing temporary earnings declines due to adverse economic conditions that may be company or industry specific or due to unfavorable publicity. The Portfolio may invest in such companies when the Adviser and Sub-Adviser believe that those companies will react positively to changing economic conditions or that such companies have taken or are expected to take actions designed to improve their financial fundamentals or to otherwise increase the market price of their securities. The utilization of a valuation approach may result in investment selections that may be out-of-favor or counter to those of other investors. However, such an approach may also produce significant capital appreciation.

In addition to the Portfolio's primary investment (i.e., 65% of its total assets) in common stocks of undervalued small capitalization companies, the Portfolio may also invest in other equity securities (i.e., preferred stocks, warrants and securities convertible into or exchangeable for common stocks) of such small capitalization issuers. The Portfolio may also utilize futures contracts (i.e., purchase and sell futures contracts) to the extent that (i) aggregate initial margin deposits to establish other than "bona fide hedging" positions does not exceed 5% of the Portfolio's net assets and (ii) the total market value of securities underlying all futures contracts does not exceed 50% of the value of the Portfolio's total assets. In addition, the Portfolio may invest up to 15% of its net assets in restricted or illiquid securities. This limitation does not include any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board. The Portfolio may use high-quality money market investments or short-term bonds to reduce downside volatility during uncertain or declining market conditions and, for temporary defensive purposes, may invest in money market securities or short-term bonds without limitation. See "General Investment Policies and Strategies -- Temporary Defensive Positions" below for a fuller description.

The securities in which the Portfolio invests normally will be traded in the United States or Canada on a registered securities exchange or established over-the-counter market. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers, including ADRs and other similar instruments. In addition, the Portfolio may purchase securities on a when-issued or delayed delivery basis.

See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

Mid-Cap Value Portfolio


The Mid-Cap Value Portfolio, a diversified portfolio, seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in common stocks and other equity securities of companies with market capitalizations in the range of companies represented in the S&P 400, which are considered to be relatively undervalued based on certain proprietary measures of value. The current market capitalization of companies represented in the S&P 400 is typically between $200 million and over $5 billion. It is expected that securities purchased by the Portfolio will typically exhibit lower price/earnings ratios than the average of those in the S&P 400. Under normal circumstances, the Portfolio will be structured taking into account the economic sector weightings of the S&P 400 with the Portfolio's sector weightings normally within 5% of the sector weightings of that Index.


In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value and capital appreciation potential: the relationship of a company's potential earnings power to its current stock price; current dividend income and the potential for dividend growth; low price/earnings ratio relative to other similar companies; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects. The Portfolio may invest in securities of companies that are considered to be financially sound and attractive investments based on their operating history, but which may be experiencing temporary earnings declines due to adverse economic conditions that may be company or industry specific or due to unfavorable publicity. The Portfolio may invest in such companies when the Adviser and Sub Adviser believe that those companies will react positively to changing economic conditions or that such companies have taken or are expected to take actions designed to improve their financial fundamentals or to otherwise increase the market price of their securities. The use of a valuation approach may result in investment selections that may be out-of-favor or counter to those of other investors. However, such an approach may also produce significant capital appreciation.

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities (i.e., common stocks, preferred stocks, warrants and securities convertible into or exchangeable for common stocks) of undervalued medium capitalization issuers. The equity securities in which the Portfolio invests normally will be traded in the United States or Canada on a registered securities exchange or established over-the-counter market. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers, including ADRs and other similar instruments. The Portfolio may also utilize futures contracts (i.e., purchase and sell futures contracts) to the extent that (i) aggregate initial margin deposits to establish other than "bona fide hedging" positions do not exceed 5% of the Portfolio's net assets and (ii) the total market value of securities underlying all futures contracts does not exceed 50% of the value of the Portfolio's total assets. In addition, the Portfolio may invest up to 15% of its net assets in restricted or illiquid securities. This limitation does not include any Rule 144A security that has been determined to be liquid pursuant to procedures established by the Board. The Portfolio may also engage in securities lending. The Portfolio may use high-quality money market investments or short-term bonds to reduce downside volatility during uncertain or declining market conditions and, for temporary defensive purposes, may invest in money market securities or short-term bonds without limitation. See "Temporary Defensive Positions" below for a fuller description. In addition, the Portfolio may purchase securities on a when-issued or delayed delivery basis.

See "Risk Factors" and "Glossary of Permitted Investments" for additional information.

Large Cap Value Portfolio

The Large Cap Value Portfolio, a diversified portfolio, seeks long-term growth of capital and income. Current income is a secondary objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in a diversified portfolio of equity securities (i.e., common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) of large capitalization companies which, in the opinion of the Adviser and Sub-Adviser, are undervalued or overlooked by the market. Such large companies have market capitalizations in excess of $1 billion at the time of purchase.

In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earning power to the current market price of its stock; continuing dividend income and the potential for increasing dividend growth; a strong balance sheet with low financial leverage; low price/earnings ratio relative to either that company's historical results or the current ratios for other similar companies; and potential for favorable business developments. The Portfolio may invest in equity securities of companies that are considered to be financially sound and attractive investments based on their long-term operating history, but which may be experiencing temporary earnings declines due to adverse economic conditions that may be company or industry specific or due to unfavorable publicity. The Portfolio may invest in such companies when the Adviser and Sub-Adviser believe that those companies will react positively to changing economic conditions or that such companies have taken or are expected to take actions designed to return their earnings to historical levels or otherwise increase the market price of their securities.

The equity securities in which the Portfolio invests normally will be traded in the United States or Canada on a registered securities exchange or established over-the-counter market. The Portfolio may invest up to 15% of its total assets in securities of foreign issuers, including ADRs, and may also invest up to 15% of its net assets in restricted or illiquid securities. The Portfolio may also utilize futures contracts (i.e., purchase and sell futures contracts) to the extent that (i) aggregate initial margin deposits to establish other than "bona fide hedging" positions do not exceed 5% of the Portfolio's net assets and (ii) the total market value of securities underlying all futures contracts does not exceed 50% of the value of the Portfolio's total assets. The Portfolio may use high-quality money market investments or short-term bonds to reduce downside volatility during uncertain or declining market conditions. For temporary or defensive purposes, the Portfolio may invest in money market securities or short-term bonds without limitation. The Portfolio may purchase securities on a when-issued or delayed delivery basis.

The use of a valuation approach may result in investment selections that may be out-of-favor or counter to those of other investors. However, such an approach may also produce significant capital appreciation. See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

Technology & Communications Portfolio

The Technology & Communications Portfolio, a diversified portfolio, seeks long-term growth of capital. Current income is incidental to the Portfolio's objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing exceptional growth in sales and earnings driven by technology-related or communications-related products and services.

Such technology and communications companies may be in many different industries or fields, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental. As a result of this focus, the Portfolio offers investors the significant growth potential of companies that may be responsible for breakthrough products or technologies or that are positioned to take advantage of cutting-edge developments.

The Portfolio will normally be fully invested in common stocks (including ADRs) of such technology and communications companies, but also may invest in warrants and rights to purchase common stocks and debt securities and preferred stocks convertible into common stocks. Stock selections will not be based on company size, but rather on an assessment of a company's fundamental prospects. As a result, the Portfolio's stock holdings can range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing such scientific advances.

Normally, the Portfolio will purchase securities traded in the U.S. or Canada on registered exchanges or in the over-the-counter market. The Portfolio may also invest, in the aggregate, up to 10% of its net assets in restricted securities and securities of foreign issuers traded outside the U.S. and Canada and, for hedging purposes, may purchase and sell options on stocks or stock indices. The Portfolio also may invest up to 15% of its net assets in illiquid securities. See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

Select 20 Portfolio

The Select 20 Portfolio, a non-diversified portfolio, seeks long-term growth of capital. The Portfolio will normally be substantially invested in equity securities (including ADRs and foreign equity securities). The equity securities in which the Portfolio will invest are common stocks, warrants and rights to purchase common stocks, and debt securities and preferred stocks that are convertible into common stocks. The Portfolio may invest in convertible debt securities rated investment grade by an NRSRO (i.e., within one of the four highest rating categories). The Adviser will consider the diversity of industries in choosing investments for the Portfolio.

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of a limited number (i.e., no more than 20 issuers) of large capitalization companies that, in the Adviser's opinion, have a strong earnings growth outlook and potential for capital appreciation. Such large companies have market capitalization in excess of $1 billion. Because the Portfolio focuses on equity securities of a small number of companies, the impact of a change in value of a single stock holding may be magnified.

While it has no present intention to do so, the Portfolio reserves the right to invest up to 10% of its net assets in restricted securities and securities of foreign issuers traded outside the United States and Canada and, for hedging purposes only, to purchase and sell options on stocks or stock indices. The Portfolio may also invest up to 15% of its net assets in illiquid securities, but will not invest more than 5% of its net assets in restricted securities that the Adviser determines are illiquid based on guidelines approved by the Board of Directors of the Company. See "Risk Factors" and "Glossary of Permitted Investments" in this Prospectus for a fuller description of the Portfolio's permitted investments and their risks.

                   GENERAL INVESTMENT POLICIES AND STRATEGIES

Investment Process: Growth II, Large Cap Growth, Technology & Communications, and Select 20 Portfolios

The Adviser's investment process in managing the assets of the Growth II, Large Cap Growth, Technology & Communications, and Select 20 Portfolios is both quantitative and fundamental, and is focused on quality earnings growth. In seeking to identify investment opportunities for the Portfolios, the Adviser begins by creating a universe of rapidly growing companies with market capitalizations within the parameters described for each Portfolio and that possess certain quality characteristics. Using proprietary software and research models that incorporate important attributes of successful growth, such as positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth, the Adviser creates a universe of growing companies. Then, using fundamental research, the Adviser evaluates each company's earnings quality and assesses the sustainability of the company's current growth trends. Through this highly disciplined process, the Adviser seeks to construct investment portfolios for the Portfolios that possess strong growth characteristics. The Adviser tries to keep each such Portfolio fully invested at all times. Because the universe of companies will undoubtedly experience volatility in stock price, it is important that shareholders in the Portfolios maintain a long-term investment perspective. Of course, there can be no assurance that use of these techniques will be successful, even over the long term.

Investment Process: Small Cap Value, Mid-Cap Value, and Large Cap Value
Portfolios

The Sub-Adviser's investment process with respect to the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios, like that of the Adviser, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for each such Portfolio, the Sub-Adviser first creates a universe of companies each of whose current share price is low in relation to its real worth or future prospects. Using custom designed research models and proprietary software, which incorporate certain key elements of value investing (such as consistency of dividend payment, balance sheet strength, and low stock price relative to its assets, earnings, cash flow and business franchise), the Sub-Adviser screens more than 8,000 possible companies and creates an initial universe of statistically attractive value companies. Following the creation of this universe of possible investments, the Sub-Adviser uses its strong fundamental research capabilities to carefully identify securities that are currently out of favor but which have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value. Once constructed, portfolios are continually monitored for change. The Sub-Adviser follows a disciplined valuation approach that requires it to sell any portfolio security that becomes overvalued relative to the market. Sales of portfolio securities are primarily triggered by the relative change in a company's price/earnings ratio. Adverse changes in other key value elements are, of course, factors that would also trigger a sale. Of course, there can be no assurance that use of these techniques will be successful.

Portfolio Turnover

Portfolio turnover will tend to rise during periods of economic turbulence and decline during periods of stable growth. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. It is expected that under normal market conditions, the annual portfolio turnover rate for the Large Cap Value Portfolio will not exceed

100%, and with respect to the Growth II and Large Cap Growth Portfolios will not exceed 150%. It is expected that under normal market conditions, the annual portfolio turnover rate for the Small Cap Value Portfolio will not exceed 200% and with respect to the Select 20 and Technology & Communications Portfolios will not exceed 300%. It is expected that under normal market conditions, the annual portfolio turnover rate for the Mid-Cap Value Portfolio will not exceed 400%. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolios. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition, high rates of portfolio turnover may adversely affect each Portfolio's status as a "regulated investment company" ("RIC") under Section 851 of the Internal Revenue Code of 1986, as amended ("Code").

Temporary Defensive Positions

Under normal market conditions, each Portfolio expects to be fully invested in its primary investments, as described above. However, for temporary defensive purposes, when the Adviser or Sub-Adviser, as appropriate, determines that market conditions warrant, each Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and each Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent a Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective. See "Glossary of Permitted Investments" and the Statement of Additional Information.


                                  RISK FACTORS

Small and Medium Capitalization Stocks

Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. Therefore, an investment in each Portfolio may be more suitable for long-term investors who can bear the risk of these fluctuations. The Growth II and Small Cap Value Portfolios invest extensively in securities issued by small capitalization companies. The Mid-Cap Value Portfolio invests extensively in securities issued by medium capitalization companies. In certain cases, the Technology & Communications Portfolio invests in securities of issuers with small or medium market capitalizations. While the Adviser and Sub-Adviser intend to invest in small and medium capitalization companies that have strong balance sheets and that the Adviser's and/or Sub- Adviser's research indicates should exceed consensus earnings expectations, any investment in small and medium capitalization companies involves greater risk and price volatility than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of their small size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium capitalization companies are often traded in the over-the-counter market, and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Over-the-Counter Market

Each of the Portfolios may invest in over-the-counter stocks. In contrast to the securities exchanges, the over-the-counter market is not a centralized facility which limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter common stock is less than the volume of trading in a listed stock. This means that the depth of market liquidity of some stocks in which these Portfolios invest may not be as great as that of other securities and if the Portfolios were to dispose of such a stock, they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

Foreign Securities

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Portfolio's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Foreign securities held by a Portfolio may be traded, and net asset value may be significantly affected, at times when investors have no access to the Company.

Investments in Technology Companies

Equity securities of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Although the Technology & Communications Portfolio will invest in the securities of technology companies operating in various industries, many of these industries share common characteristics. Therefore, an event or issue affecting one such industry may have a significant impact on these other, related industries and, thus, may affect the value of the Technology & Communications Portfolio's investments in technology companies. For example, the technology companies in which the Technology & Communications Portfolio invests may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

Futures Contracts

The primary risks associated with the use of futures contracts for hedging purposes are: (i) imperfect correlations between the change in market value of the securities held by a Portfolio and the prices of futures contracts purchased or sold by a Portfolio; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position, which could have an adverse impact on a Portfolio's ability to execute futures and options strategies; and (iii) the possible failure to correctly predict movements in the direction of the market. Other risks of investing in futures contracts include that the prices of futures contracts are volatile and are influenced by changes in market and interest rates and that futures trading involves an extremely high degree of leverage which may result in losses in excess of the amount invested in the futures contract.

For additional information regarding risks and permitted investments for each Portfolio, see "Glossary of Permitted Investments" and the Statement of Additional Information.

                             INVESTMENT LIMITATIONS

The investment objectives of each Portfolio, the investment limitations set forth below and certain investment limitations contained in the Statement of Additional Information are fundamental policies of the Portfolios. A Portfolio's fundamental policies cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

A Portfolio, as a fundamental policy, may not:

1. Except for the Select 20 Portfolio, purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's total assets.

With respect to the Select 20 Portfolio only, purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies and instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in securities of such issuer. This restriction applies to 50% of the Select 20 Portfolio's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.

3. Borrow money except for temporary or for emergency purposes and then only in an amount not exceeding 10% of the value of each Portfolio's total assets (except not exceeding 33 1/3% of the value of total assets with respect to the Growth II, Mid-Cap Value, and Small Cap Value Portfolios). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of a Portfolio's total assets will be repaid before making investments.


The foregoing percentages will apply at the time of the purchase of a security.


                            PURCHASES AND REDEMPTIONS

Individual investors may not purchase or redeem shares of the Portfolios directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. Please refer to the prospectus of the sponsoring Participating Insurance Company separate account for instructions on purchasing a VA Contract or VLI Policy.

Purchases. All investments in the Portfolios are credited to a Participating Insurance Company's separate account immediately upon acceptance of the investments by the Portfolios. Each Participating Insurance Company receives orders from its contract owners to purchase or redeem shares of each Portfolio on each day that the Portfolio calculates its net asset value (a "Business Day"). That night, all orders received by the Participating Insurance Company prior to the close of regular trading on the New York Stock Exchange Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on that Business Day are aggregated, and the Participating Insurance Company places a net purchase or redemption order for shares of the Portfolios during the morning of the next Business Day. These orders are executed at the net asset value (described below under "Net Asset Value") next computed after receipt of such order by the Participating Insurance Company.

The Portfolios reserve the right to reject any specific purchase order. Purchase orders may be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of the Portfolio. A Portfolio may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely effect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners or VLI Policy owners would be permitted to continue to authorize investments in the Portfolios.

Redemptions. Shares of a Portfolio may be redeemed on any Business Day. Redemption orders which are received by a Participating Insurance Company prior to the close of regular trading on the NYSE on any Business Day and transmitted to the Company or its specified agent during the morning of the next Business Day will be processed at the next net asset value computed after receipt of such order by the Participating Insurance Company. Redemption proceeds will normally be wired to the Participating Insurance Company on the Business Day following receipt of the redemption order by the Participating Insurance Company, but in no event later than seven days after receipt of such order.

                                 NET ASSET VALUE

Each Portfolio calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Shares are valued as of the close of trading on the NYSE (currently 4:00 p.m., Eastern time). Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the most recent bid price. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Company, if any, are valued at their fair value as determined in good faith by the Board of Directors. See "Determination of Net Asset Value" in the Statement of Additional Information.


                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Taxes

For a discussion of the tax status of a VA Contract or VLI Policy, refer to the Participating Insurance Company separate account prospectus.

Each Portfolio intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Code. As such, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies which hold its shares. Because shares of the Portfolios may be purchased only through VA Contracts and VLI Policies, it is anticipated that any income, dividends or capital gain distributions from the Portfolios are taxable, if at all, to the Participating Insurance Companies and will be exempt from current taxation of the VA Contract owner or VLI Policy owner if left to accumulate within the VA Contract or VLI Policy.

The Clinton Administration's fiscal year 1999 budget proposal would treat a redemption of shares of the Portfolios by VA Contracts and VLI Policies as a taxable transaction, and it can be expected that similar proposals may be introduced in Congress in the near future. The Company cannot predict what proposals, if any, might be enacted or whether such proposals, if enacted, would apply retroactively to shares of the Portfolios that are issued and outstanding as of the date of enactment.

Internal Revenue Service Requirements

The Portfolios intend to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of VA Contracts and VLI Policies. See the Statement of Additional Information for more specific information.

Dividends and Distributions

Each of the Portfolios will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of such Portfolios unless an election is made on behalf of a separate account of a Participating Insurance Company to receive distributions in cash. Participating Insurance Companies will be informed at least annually about the amount and character of distributions from the Company for federal income tax purposes.

                             PERFORMANCE ADVERTISING

From time to time, each Portfolio may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of each Portfolio refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

Total returns quoted for a Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to any particular Variable Contract. Accordingly, the prospectus of the sponsoring Participating Insurance Company separate account should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of a Portfolio's performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing a Portfolio's performance to that of other mutual funds.

Each Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. Each Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. Each Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. Each Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

Each Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

Performance of Other Mutual Funds Managed by the Adviser

Each of the Large Cap Growth, Small Cap Value, Mid-Cap Value, Large Cap Value, Technology & Communications, and Select 20 Portfolios has investment objectives, policies and strategies that are substantially similar to those of a corresponding series of The PBHG Funds, Inc.(the "PBHG Funds"), a mutual fund company that is also managed by the Adviser. The performance of these corresponding funds may be relevant to an investor in one or more of the Portfolios. The sections that follow set forth the performance of each Portfolio and its corresponding PBHG Fund.

Investors should not consider the performance data of the PBHG Funds to be an indication of the future performance of the Portfolios. The performance data for the PBHG Funds reflect the deduction of the historical fees and expenses paid by the PBHG Funds, and not those to be paid by the Portfolios. The performance data for the Portfolios do not reflect the deduction of any insurance fees or charges which are imposed by the Participating Company in connection with the sale of VA Contracts and VLI Policies. (The PBHG Funds are not sold through VA Contracts and VLI Policies, so insurance fees or charges do not apply.) Investors should refer to the separate account prospectuses describing the VA Contracts and VLI Policies for information pertaining to these insurance fees and charges. The insurance separate account fees will reduce the return on the Portfolios. In addition, although each Portfolio anticipates holding similar securities as its corresponding PBHG Fund, investment results are expected to differ. In particular, differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different selection of securities, differences in the relative weightings of securities, or differences in the price paid for particular portfolio holdings. The performance data reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Portfolios to calculate their own performance.

Large Cap Growth Portfolio. The Large Cap Growth Portfolio has investment objectives, policies and strategies that are substantially similar to those of the PBHG Large Cap Growth Fund, a series of The PBHG Funds, Inc. The Portfolio has been in operation since May 1, 1997. The total return for the Portfolio from inception through March 31, 1998 was 35.10%. The PBHG Large Cap Growth Fund has been in operation since April 5, 1995. The total return for the PBHG Large Cap Growth Fund for the one year period ended March 31, 1998 was 60.80%, and the average annual total return from inception through March 31, 1998 was 33.43%.

Small Cap Value Portfolio. The Small Cap Value Portfolio has investment objectives, policies and strategies that are substantially similar to those of the PBHG Small Cap Value Fund, a series of The PBHG Funds, Inc. The Portfolio has been in operation since October 29, 1997. The total return for the Portfolio from inception through March 31, 1998 was 19.50%. The PBHG Small Cap Value Fund has been in operation since May 1, 1997. The total return for the PBHG Small Cap Value Fund from inception through March 31, 1998 was 62.27%.

Mid-Cap Value Portfolio. The Mid-Cap Value Portfolio has investment objectives, policies and strategies that are substantially similar to those of the PBHG Mid-Cap Value Fund, a series of The PBHG Funds, Inc. The Portfolio had not yet commenced operations as of the date of this Prospectus and, accordingly, has no performance to report. The PBHG Mid-Cap Value Fund has been in operation since May 1, 1997. The total return for the PBHG Mid-Cap Value Fund from inception through March 31, 1998 was 61.05%.

Large Cap Value Portfolio. The Large Cap Value Portfolio has investment objectives, policies and strategies that are substantially similar to those of the PBHG Large Cap Value Fund, a series of The PBHG Funds, Inc. The Portfolio has been in operation since October 29, 1997. The total return for the Portfolio from inception through March 31, 1998 was 16.30%. The PBHG Large Cap Value Fund has been in operation since January 2, 1997. The total return for the PBHG Large Cap Value Fund for the one year period ended March 31, 1998 was 39.47%, and the average annual total return from inception through March 31, 1998 was 31.74%.

Technology & Communications Portfolio. The Technology & Communications Portfolio has investment objectives, policies and strategies that are substantially similar to those of the PBHG Technology & Communications Fund, a series of The PBHG Funds, Inc. The Portfolio has been in operation since May 1, 1997. The total return for the Portfolio from inception through March 31, 1998 was 15.90%. The PBHG Technology & Communications Fund has been in operation since October 2, 1995. The total return for the PBHG Technology & Communications Fund for the one year period ended March 31, 1998 was 38.29%, and the average annual total return from inception through March 31, 1998 was 33.57%.

Select 20 Portfolio. The Select 20 Portfolio has investment objectives, policies and strategies that are substantially similar to those of the PBHG Large Cap 20 Fund, a series of The PBHG Funds, Inc. The Portfolio has been in operation since September 26, 1997. The total return for the Portfolio from inception through March 31, 1998 was 19.70%. The PBHG Large Cap 20 Fund has been in operation since December 2, 1996. The total return for the PBHG Large Cap 20 Fund for the one year period ended March 31, 1998 was 72.76%, and the average annual total return from inception through March 31, 1998 was 42.21%.

                               GENERAL INFORMATION

The Company

PBHG Insurance Series Fund, Inc. is an open-end management investment company which was incorporated in Maryland in 1997. All consideration received by the Company for shares of any Portfolio and all assets of such Portfolio belong to that Portfolio and are subject to liabilities related thereto. The Company reserves the right to create and issue shares of additional series.

Each Portfolio of the Company pays its respective expenses relating to its operation, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares of the Portfolio under federal securities laws, pricing and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

The Adviser

Pilgrim Baxter & Associates, Ltd. is a professional investment management firm and registered investment adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. The Adviser currently has discretionary management authority with respect to over $14 billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 825 Duportail Road, Wayne, Pennsylvania 19087.

The Adviser serves as the investment adviser to each of the Portfolios under an investment advisory agreement with the Company (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser either continuously reviews, supervises and administers the investment program of each Portfolio, which includes managing and selecting investments, or, with respect to the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios, oversees the investment management of the Portfolios by the Sub-Adviser, subject to the supervision of, and policies established by, the Board of Directors of the Company.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the Small Cap Value Portfolio's average daily net assets, 0.85% of each of the Growth II, Technology & Communications, Mid-Cap Value, and Select 20 Portfolios' average daily net assets, 0.75% of the Large Cap Growth Portfolio's average daily net assets, and 0.65% of the Large Cap Value Portfolio's average daily net assets. The advisory fees paid by each Portfolio are higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

The Sub-Adviser (Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios)

Pilgrim Baxter Value Investors, Inc., 825 Duportail Road, Wayne, Pennsylvania 19087, is a registered investment adviser that was formed in 1940. The Sub-Adviser is a wholly-owned subsidiary of the Adviser. The Sub-Adviser currently has discretionary management authority with respect to over $4 billion in assets. In addition to advising the Portfolios, the Sub-Adviser provides advisory services to pension and profit-sharing plans, charitable institutions, trusts, estates and other investment companies.

The Sub-Adviser serves as the investment sub-adviser for the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios pursuant to a sub-advisory agreement with the Company and the Adviser (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser manages the investments of the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios, selects investments and places all orders for purchases and sales of the Portfolios' securities, subject to the general supervision of the Board of Directors of the Company and the Adviser.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at an annual rate equal to .65% of the Small Cap Value Portfolio's average daily net assets, 50% of the Mid-Cap Value Portfolio's average daily net assets, and .40% of the Large Cap Value Portfolio's average daily net assets.

Expense Limitation Agreement

In the interest of limiting expenses of the Portfolios, the Adviser has entered into an expense limitation agreement through December 31, 1998 with the Company with respect to each Portfolio (the "Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolios to the extent necessary to limit the total annual operating expenses (expressed as a percentage of each Portfolio's average daily net assets) to not more than: 1.20% of the average daily net assets of the Growth II, Small Cap Value, Mid-Cap Value, Technology & Communications and Select 20 Portfolios; 1.10% of the average daily net assets of the Large Cap Growth Portfolio; and 1.00% of the average daily net assets of the Large Cap Value Portfolio. Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. Reimbursement by the Portfolios of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made at a later date when the Portfolios have reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the Total Operating Expense percentages described above.

The Portfolio Managers

The Growth II Portfolio is managed by Gary L. Pilgrim, CFA and Jeffrey Wrona. Mr. Pilgrim has been co-manager of the Portfolio since its inception. He has served as the Chief Investment Officer of the Adviser since 1990 and is also a Director of the Adviser. Mr. Pilgrim currently also manages or co-manages several series of The PBHG Funds, Inc., another mutual fund managed by the Adviser. Mr. Wrona has co-managed the Growth II Portfolio since January 29, 1998. Mr. Wrona joined the Adviser in 1997. Mr. Wrona was previously a Senior Portfolio Manager with Munder Capital Management managing equity and balanced portfolios and specializing in a Mid-Cap Growth mutual fund product. Mr. Wrona has been employed in the past by Drexel Burnham Lambert and Ford Motor Company. Mr. Wrona holds a bachelor's degree and an M.B.A. degree from the University of Michigan.

The Large Cap Growth and Select 20 Portfolios are managed by James D. McCall. Mr. McCall has been a portfolio manager with the Adviser since 1994. Prior to joining the Adviser, Mr. McCall was a portfolio manager with First Maryland Bank Corporation (May 1992 to November 1994) and a portfolio manager with Provident Mutual Management, Inc. prior to that time. Mr. McCall co-manages two series of The PBHG Funds, Inc. with Mr. Pilgrim and has done so since their inception. Mr.McCall also manages the PBHG Large Cap 20 Fund and has done so since its inception.

The Small Cap Value Portfolio is managed by Gary D. Haubold, CFA who will also manage the Mid-Cap Value Portfolio. Mr. Haubold has managed the Small Cap Value Portfolio since its inception. Mr. Haubold joined the Sub-Adviser in January 1997. Prior to joining the Sub-Adviser, Mr. Haubold was employed by Miller Anderson & Sherrerd ("MAS") from 1993 until January 1997. At MAS, Mr. Haubold served as the co-manager of the Mid-Cap Value Portfolio of the MAS Fund and the co-manager of the Small Cap Value Portfolio of the MAS Fund ("MAS Small Cap Value Portfolio"). Prior to joining MAS, Mr. Haubold was Senior Vice President of Wood, Struthers & Winthrop.

The Large Cap Value Portfolio is managed by James H. Farrell, CFA. Mr. Farrell joined the Sub-Adviser in September 1996 and is its Chief Investment Officer. Mr. Farrell also manages another mutual fund advised by the Sub-Adviser, a series of The PBHG Funds, Inc. Prior to joining the Sub-Adviser, he was an Investment Counselor in a sole proprietorship for two years. From 1983 to 1994, he was a partner at Cashman, Farrell and Associates, an investment advisory firm.

John F. Force, CFA manages the Technology & Communications Portfolio. Mr. Force joined the Adviser in 1993 and is a portfolio manager and equity analyst for the Adviser. He currently co-manages the PBHG Technology & Communications Fund, a series of The PBHG Funds, Inc. Prior to joining the Adviser, Mr. Force was Vice President/Portfolio Manager at Fiduciary Management Associates from July 1987 to September 1992.

The Administrator and The Sub-Administrator

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Company with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .15% of the average daily net assets of the Company. The principal place of business of the Administrator is 825 Duportail Road, Wayne, Pennsylvania 19087.

SEI Fund Resources (the "Sub-Administrator"), an indirect wholly-owned subsidiary of SEI Investments Company ("SEI") and an affiliate of the Company's distributor, assists the Administrator in providing administrative services to the Company. For acting in this capacity, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Company, The PBHG Funds, Inc., and PBHG Advisor Funds, Inc. calculated as follows: (i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion.

The Transfer Agent and Shareholder Servicing Agents

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Company under a transfer agency agreement with the Company. PBHG Fund Services serves as shareholder servicing agent of the Company. UAM Shareholder Service Center, Inc. ("UAM SSC"), an affiliate of the Adviser, provides services to the Company pursuant to a sub-shareholder servicing agreement between PBHG Fund Services and UAM SSC.

From time to time, the Company may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Company to persons who beneficially own interests in the Company, such as participants in Qualified Plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Company, delivering, on behalf of the Company, proxy statements, annual reports, updated Prospectuses, other communications regarding the Company, and related services as the Company or the beneficial owners may reasonably request.

The Distributor

SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Road, Oaks, Pennsylvania 19456, a wholly-owned subsidiary of SEI, provides the Company with distribution services.

Directors of the Company

The management and affairs of the Company are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved agreements under which, as described above, certain companies provide essential management services to the Company.

Voting Rights

Each share held entitles the shareholder of record to one vote. Shareholders of each Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies, and matters affecting some but not all Portfolios of the Company will be voted on only by shareholders of the affected Portfolios. Shareholders of all Portfolios of the Company will vote together in matters affecting the Company generally, such as the election of Directors or selection of accountants. As a Maryland corporation, the Company is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Company and for the election of Directors under certain circumstances. In addition, a Director may be removed by the remaining Directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Company. In the event that such a meeting is requested, the Company will provide appropriate assistance and information to the shareholders requesting the meeting. Under current law, a Participating Insurance Company is required to request voting instructions from VA Contract owners and VLI Policy owners and must vote all shares held in the separate account in proportion to the voting instructions received. For a more complete discussion of voting rights, refer to the Participating Insurance Company separate account prospectus.

Conflicts of Interest

Each Portfolio offers its shares to VA Contracts and VLI Policies offered through separate accounts of Participating Insurance Companies which may or may not be affiliated with each other. Due to differences of tax treatment and other considerations, the interests of VA Contract and VLI Policy owners participating in the Portfolios may conflict. The Board will monitor the Portfolios for any material conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more Participating Insurance Company separate accounts to withdraw its investments in the Portfolios. As a result, the Portfolios may be forced to sell securities at disadvantageous prices and orderly portfolio management could be disrupted. In addition, the Board may refuse to sell shares of the Portfolios to any VA Contract or VLI Policy or may suspend or terminate the offering of shares of the Portfolios if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolios.

Reporting

The Company issues unaudited financial information semi-annually, and audited financial statements annually for each Portfolio. The Company also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Year 2000 Compliance


There is general concern throughout the industry that a number of computer systems and software packages in use today may not be able to recognize the Year 2000 or accurately process information after December 31, 1999. The Company is actively working with the Adviser, the Sub-Adviser and the Company's other service providers, including but not limited to, the Administrator, Sub-Administrator, Distributor, Transfer Agent and shareholder servicing agents to identify potential problems and develop plans reasonably designed to address these potential problems before the Year 2000. While there can be no absolute assurance that all service providers will be fully Year 2000-compliant or that non-compliant systems or software will have no impact at all, the Company believes that these steps will be successful in identifying and minimizing any negative impact associated with Year 2000 processing problems. Furthermore, the Company does not currently anticipate that there will be any material cost to the Company or any Portfolio as a result of this project.


Counsel and Independent Accountants

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Company. Coopers & Lybrand, L.L.P. serves as the independent accountants of the Company.

Custodian

CoreStates Bank, N.A. ("Custodian"), Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, serves as the custodian for the Company. The Custodian holds cash, securities and other assets of the Company as required by the 1940 Act.

Miscellaneous


As of March 31, 1998, each of Fidelity Investments Life Insurance Co. and Life Insurance Co. of Virginia owned of record more than 25% of the shares of each of the Growth II and Large Cap Growth Portfolios and may be deemed to be controlling persons of such Portfolio. As of March 31, 1998, Life Insurance Co. of Virginia owned of record more than 25% of the shares of the Large Cap Growth Portfolio and may be deemed to be a controlling person of such Portfolio. As of March 31, 1998, Fidelity Investments Life Insurance Co. owned of record more than 25% of the shares of each of the Small Cap Value, Large Cap Value, Technology & Communications, and Select 20 Portfolios and may be deemed to be controlling person of such Portfolios. The Company believes that most of these shares are held by the record owners for their fiduciary, agency or custodial clients.


As of the date of this Prospectus, the Adviser, as the initial shareholder of the Mid-Cap Value Portfolio, owned of record or beneficially, all of the outstanding shares of such Portfolio, and may be deemed to be a controlling person of the Portfolio for purposes of the 1940 Act.

                        GLOSSARY OF PERMITTED INVESTMENTS

The following is a description of permitted investments for certain of the
Portfolios:

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") --ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit -- A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities -- Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Instruments -- Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Derivatives -- Derivatives are securities that derive their value from other securities. The following, among others, are considered derivative securities: futures, options on futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., CMOs, REMICs, IOs and
POs), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., Receipts and STRIPS) and privately issued stripped securities (e.g., TGRs, TRs and CATS). See elsewhere in this "Glossary of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about the investment policies and limitations applicable to their use.

Equity Securities -- Investments in common stocks are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Portfolio's net asset value.

Forward Foreign Currency Contracts -- Foreign currency exchange transactions may be used to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar, or between foreign currencies in which a Portfolio's portfolio securities are or may be denominated. Such transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into each Portfolio's long-term investment strategies. However, the Adviser believes that it is important to have the flexibility to enter into forward foreign currency contracts when it determines that the best interests of a Portfolio will be served.

When the Adviser believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Portfolio in question may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency.

At the maturity of a forward foreign currency contract, a Portfolio may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Portfolio may realize a gain or loss from currency transactions.

Generally, a Portfolio will enter into forward foreign currency contracts only as a hedge against foreign currency exposure affecting the Portfolio or to hedge a specific security transaction or portfolio position. If a Portfolio enters into forward foreign currency contracts to cover activities which are essentially speculative, the Portfolio will segregate cash or readily marketable securities with its custodian, or a designated sub-custodian, in an amount at all times equal to or exceeding the Portfolio's commitment with respect to such contracts.

Forward contracts may substantially change the Company's investment exposure to changes in currency exchange rates, and could result in losses to the Company if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged the Company by selling that currency in exchange for dollars, the Company would be unable to participate in the currency's appreciation. Similarly, if the Adviser increases the Company's exposure to a foreign currency, and that currency's value declines, the Company will realize a loss.

Futures Contracts -- Futures contracts are derivatives. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specific security, securities index or currency at a specified future time and price. A Portfolio will maintain assets sufficient to meet its obligations under such futures contracts in a segregated margin account with the custodian bank or will otherwise comply with the SEC's position on asset coverage. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in the market and interest rates.

Illiquid Securities -- Securities that cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Portfolio has valued the security.

Mortgage-Backed Securities -- Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Receipts -- Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Repurchase Agreements -- Agreements by which a person obtains a security and simultaneously commits to return it to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agents will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the purchase price. Each Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from its right to dispose of the collateral securities or if the Portfolio realizes a loss on the sale of the collateral securities. The Adviser and Sub-Adviser will enter into repurchase agreements on behalf of a Portfolio only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Directors. Repurchase agreements are considered loans under the 1940 Act, as well as for federal and state income tax purposes.

Restricted Securities -- Securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended ("1933 Act"), or an exemption from registration. A Portfolio may invest in restricted securities that the Adviser or Sub-Adviser determines are not illiquid, based on guidelines and procedures developed and established by the Board of Directors of the Company. The Board of Directors will periodically review such procedures and guidelines and will monitor the Adviser's implementation of such procedures and guidelines. Under these procedures and guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. The Company may purchase restricted securities sold in reliance upon the exemption from registration provided by Rule 144A under the 1933 Act. Restricted securities may be difficult to value because market quotations may not be readily available. Because of the restrictions on the resale of restricted securities, they may pose liquidity problems for the Portfolios.

Time Deposit -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations -- Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities -- Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations -- Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

Variable and Floating Rate Instruments -- Certain of the obligations purchased by a Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants -- Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and Delayed-Delivery Securities -- When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging a Portfolio's assets. The Portfolios are permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolios will maintain liquid assets in such accounts in an amount at least equal in value to each Portfolio's commitments to purchase when-issued securities.

                                    Company:
                        PBHG INSURANCE SERIES FUND, INC.

                                   Portfolios:
                            PBHG GROWTH II PORTFOLIO
                         PBHG LARGE CAP GROWTH PORTFOLIO
                         PBHG SMALL CAP VALUE PORTFOLIO
                          PBHG MID-CAP VALUE PORTFOLIO
                         PBHG LARGE CAP VALUE PORTFOLIO
                   PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
                            PBHG SELECT 20 PORTFOLIO

                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Insurance Series Fund, Inc. (the "Company") and the PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio, PBHG Small Cap Value Portfolio, PBHG Mid-Cap Value Portfolio, PBHG Large Cap Value Portfolio, PBHG Technology & Communications Portfolio and the PBHG Select 20 Portfolio (the "Portfolios"). It should be read in conjunction with the Prospectus dated May 1, 1998. The Prospectus may be obtained without charge by calling 1-800-347-9256.


                                TABLE OF CONTENTS

THE COMPANY................................................................  2
DESCRIPTION OF PERMITTED INVESTMENTS.......................................  2
INVESTMENT LIMITATIONS..................................................... 12
THE ADVISER................................................................ 14
THE SUB-ADVISER............................................................ 16
THE ADMINISTRATOR AND SUB-ADMINISTRATOR.................................... 17
THE DISTRIBUTOR............................................................ 18
DIRECTORS AND OFFICERS OF THE COMPANY...................................... 19
PERFORMANCE INFORMATION.................................................... 21
PURCHASE AND REDEMPTION OF SHARES.......................................... 23
DETERMINATION OF NET ASSET VALUE........................................... 23
TAXES...................................................................... 24
PORTFOLIO TRANSACTIONS..................................................... 29
DESCRIPTION OF SHARES...................................................... 32
INFORMATION ABOUT THE TECHNOLOGY & COMMUNICATIONS PORTFOLIO................ 32
5% AND 25% SHAREHOLDERS.................................................... 33
FINANCIAL STATEMENTS....................................................... 35

May 1, 1998

                                   THE COMPANY

This Statement of Additional Information relates to all Portfolios of the Company. Each share of each Portfolio represents an equal proportionate interest in that Portfolio. See "Description of Shares." No investment in shares of a Portfolio should be made without first reading the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to each Portfolio. Pilgrim Baxter Value Investors, Inc. ("Sub-Adviser") serves as the investment sub-adviser to the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios. The Adviser and the Sub-Adviser are collectively referred to herein as the "Advisers."


                      DESCRIPTION OF PERMITTED INVESTMENTS


Repurchase Agreements


Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio for purposes of its investment limitations. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the Company's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Futures Contracts


Futures Transactions. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").


No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.


If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." A Portfolio expects to earn interest income on its initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.

While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. A Portfolio will not purchase or sell futures contracts unless either (1) futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts by a Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Advisers expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.


Options


Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Portfolios are permitted to utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which a Portfolio owns securities not subject to a call option, a Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

A Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.


Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, a Portfolio will continue to receive interest or dividend income on the security. A Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intends to purchase pending its ability to invest in an orderly manner in those securities. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.


Securities Index Options. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. A Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by the Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. A Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." A Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.


Risks of Transactions in Futures Contracts and Options


Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.


Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Advisers will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.


Successful use of futures contracts by a Portfolio for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.


Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although each Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. A Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.


Investment Company Shares


The Portfolios may invest in shares of money market mutual funds, to the extent set forth under "Investment Limitations" below. Since such funds pay management fees and other expenses, shareholders of a Portfolio would indirectly pay both the Portfolio's expenses and the expenses of underlying funds with respect to the Portfolio's assets invested therein. Applicable regulations prohibit a Portfolio from acquiring the securities of other investment companies that are "not part of the same group of investment companies" if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.


Illiquid Investments


Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Advisers determine the liquidity of the Company's investments and, through reports from the Advisers, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Advisers may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the market place for trades (including the ability to assign or offset a Portfolio's rights and obligations relating to the investment). Investments currently considered by a Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven (7) days, over the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options a Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement a Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, a Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.


Restricted Securities


Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.


Foreign Currency Transactions


A Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.


A Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolios.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Advisers expect to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. A Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisers.

A Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the Advisers' skill in analyzing and predicting currency values. Forward contracts may substantially change a Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to a Portfolio if currencies do not perform as the Advisers anticipate. For example, if a currency's value rose at a time when the Advisers had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would be unable to participate in the currency's appreciation. If the Advisers hedge currency exposure through proxy hedges, a Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Advisers increase a Portfolio's exposure to a foreign currency, and that currency's value declines, a Portfolio will realize a loss. There is no assurance that the Advisers' use of forward currency contracts will be advantageous to a Portfolio or that it will hedge at an appropriate time.

The policies described in this section of the Statement of Additional Information are non- fundamental policies of a Portfolio.


                             INVESTMENT LIMITATIONS


Fundamental Policies


Each Portfolio has adopted certain investment restrictions which (in addition to those fundamental investment restrictions set forth in the Prospectus) are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

Each Portfolio may not:

1. Acquire more than 10% of the voting securities of any one issuer except that such limitation shall only apply to 75% of the Growth II Portfolio's assets.

2. Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the Portfolio's total assets (except not exceeding 33 1/3% of the value of total assets with respect to the Growth II, Mid-Cap Value, and Small Cap Value Portfolios). This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the Portfolio's total assets will be repaid before making investments.

4. Make loans, except that each Portfolio, in accordance with that Portfolio's investment objectives and policies, may (i) purchase or hold debt instruments, and (ii) enter into repurchase agreements as described in the Portfolio's prospectus and this Statement of Additional Information. In addition, the PBHG Mid-Cap Value Portfolio may lend its portfolio securities in an amount not exceeding one-third the value of its total assets.

5. Pledge, mortgage or hypothecate assets, except (i) to secure temporary borrowings permitted by each Portfolio's limitation on permitted borrowings, or
(ii) in connection with permitted transactions regarding options and futures contracts.

6. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodity contracts, except that this shall not prevent a Portfolio from (i) investing in readily marketable securities of issuers which can invest in real estate or commodities, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein, pursuant to the Portfolio's investment objective and policies, and (ii) entering into futures contracts and options thereon that are listed on a national securities or commodities exchange where, as a result thereof, no more than 5% of the total assets for that Portfolio (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is "in-the-money" at the time of purchase, the "in-the-money" amount, as defined under the Commodity Futures Trading Commission regulations, may be excluded in computing the 5% limit. Each Portfolio (as a matter of operating policy) will utilize only listed futures contracts and options thereon.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions and (ii) establish margin accounts as may be necessary in connection with the Portfolio's use of options and futures contracts.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

10. Issue senior securities (as defined in the 1940 Act) except in connection with a permitted borrowing of money or pledging, mortgaging or hypothecating assets, as described in each Portfolio's limitation on borrowing money and each Portfolio's limitation on permitted borrowings and each Portfolio's limitation on pledging, mortgaging or hypothecating assets, or as permitted by rule, regulation or order of the SEC.

11. Invest in interests in oil, gas or other mineral exploration or development programs.

12. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's total assets, except for the Select 20 Portfolio for which the restriction applies to 50% of its total assets.

13. Purchase any securities which would cause 25% or more of the total assets of a Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry. For purposes of this limitation, supranational organizations are deemed to be issuers conducting their principal business activities in the same industry.


Non-fundamental Policies


In addition to the foregoing, and the policies set forth in the Portfolios' Prospectus, each Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

Each Portfolio may not:

1. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board, based on trading markets for such security, to be liquid.

2. Purchase or sell puts, calls, straddles, spreads, and any combination thereof, if by reason thereof, the value of its aggregate investment in such classes of securities will exceed 5% of its total assets.


                                   THE ADVISER

The Company and Pilgrim Baxter & Associates, Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Company or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement obligates the Adviser to: (1) provide a program of continuous investment management for each Portfolio in accordance with the Portfolio's investment objectives, policies and limitations; (2) make investment decisions for each Portfolio; and (3) place orders to purchase and sell securities for each Portfolio, subject to the supervision of the Board of Directors. The Advisory Agreement requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Company. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Company. (See the Prospectus for a description of expenses borne by the Company.)

The Adviser is entitled to a fee which is calculated daily and paid monthly. The fees to be paid under the Advisory Agreement are set forth in the Prospectus.

The Adviser has agreed to waive or limit its Advisory Fees or assume certain operating expenses of the Portfolios as described in the Prospectus.

The continuance of the Advisory Agreement with respect to each Portfolio after the first two years must be specifically approved at least annually (i) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolio and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement with respect to each Portfolio may be terminated (i) at any time without penalty by the Company upon the vote of a majority of the Directors or by vote of the majority of the outstanding voting securities of such Portfolio upon sixty (60) days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days' written notice to the Company. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For the fiscal year ended December 31, 1997, the Portfolios paid or waived the following advisory fees:

----------------------------------------------------------------------------
     Portfolio                     Fees Paid                  Fees Waived
----------------------------------------------------------------------------
Growth II Portfolio1               $22,720.00                   $84,484.00
----------------------------------------------------------------------------
Large Cap Growth                    $9,625.00                   $52,349.00
Portfolio1
----------------------------------------------------------------------------
Small Cap Value Portfolio2          $5,577.00                   $13,575.00
----------------------------------------------------------------------------
Mid-Cap Value Portfolio                 *                            *
----------------------------------------------------------------------------
Large Cap Value Portfolio2            $972.00                   $10,521.00
----------------------------------------------------------------------------
Technology &                        $6,824.00                   $31,235.00
Communications Portfolio1
----------------------------------------------------------------------------
Select 20 Portfolio3                $5,406.00                   $13,964.00
----------------------------------------------------------------------------

*    Not in operation during the period.

1 For the period from May 1, 1997 (commencement of operations) through December 31, 1997.

2 For the period from October 29, 1997 (commencement of operations) through December 31, 1997.

3 For the period from September 26, 1997 (commencement of operations) through December 31, 1997.


                                 THE SUB-ADVISER

The Company, on behalf of the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios, and the Adviser have entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"). The Sub-Advisory Agreement provides certain limitations on the Sub-Adviser's liability, but also provides that the Sub-Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Sub-Advisory Agreement obligates the Sub-Adviser to: (1) manage the investment operations of the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios and the composition of these Portfolios' investment portfolios, including the purchase, retention and disposition thereof in accordance with these Portfolios' investment objectives, policies and limitations; (2) provide supervision of the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios' investments and to determine from time to time what investments and securities will be purchased, retained or sold by these Portfolios and what portion of the assets will be invested or held uninvested in cash; and (3) determine the securities to be purchased or sold by the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios and place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board of Directors or the Adviser may direct from time to time, in conformity with federal securities laws.

The continuance of the Sub-Advisory Agreement with respect to the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios, respectively, after the first two years must be specifically approved at least annually (i) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Portfolios and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Sub-Advisory Agreement with respect to the Small Cap Value, Mid-Cap Value, and Large Cap Value Portfolios may be terminated (i) by the Company, without the payment of any penalty, by the vote of a majority of the Directors of the Company or by the vote of a majority of the outstanding voting securities of a Portfolio, (ii) by the Adviser at any time, without the payment of any penalty, on not more than sixty (60) days' nor less than thirty (30) days' written notice to the other parties, or (iii) by the Sub-Adviser at any time, without the payment of any penalty, on ninety (90) days' written notice to the other parties. The Sub-Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940
Act).


                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Company and PBHG Fund Services (the "Administrator") entered into an Administrative Services Agreement (the "Administrative Agreement") on April 1, 1997, pursuant to which the Administrator oversees the administration of the business and affairs of the Company, including services provided to it by various third parties. The Administrator was organized as a Pennsylvania business trust and has its principal place of business at 825 Duportail Road, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Company, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio of the Company. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall remain in effect until December 31, 1998 and shall thereafter continue in effect for successive periods of one year, unless terminated by either party upon not less than ninety
(90) days' prior written notice to the other party.


The Company, the Administrator and SEI Fund Resources (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on April 1, 1997, as amended effective May 1, 1998, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Company. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI Investments Company ("SEI"), owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Company, The PBHG Funds, Inc., and PBHG Advisor Funds, Inc., calculated as follows: (i) 0.040% of the first $2.5 billion, plus (ii) 0.025% of the next $7.5 billion, plus (iii) 0.020% of the excess over $10 billion. The Sub-Administrative Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Sub-Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Sub-Administrative Agreement shall remain in effect until December 31, 1998 and shall thereafter continue in effect for successive periods of one year, unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

For the fiscal year ended December 31, 1997, the Portfolios paid the following administration fees:

--------------------------------------------------------------------------------
     Portfolio                           Fees Paid                 Fees Waived
--------------------------------------------------------------------------------
Growth II Portfolio1                     $4,009.00                      $0
--------------------------------------------------------------------------------
Large Cap Growth                         $1,925.00                      $0
Portfolio1
--------------------------------------------------------------------------------
Small Cap Value Portfolio2                 $837.00                      $0
--------------------------------------------------------------------------------
Mid-Cap Value Portfolio                        *                         *
--------------------------------------------------------------------------------
Large Cap Value Portfolio2                 $224.00                      $0
--------------------------------------------------------------------------------
Technology & Communications Portfolio1   $1,204.00                      $0
--------------------------------------------------------------------------------
Select 20 Portfolio3                       $954.00                      $0
--------------------------------------------------------------------------------

*    Not in operation during the period.

1 For the period from May 1, 1997 (commencement of operations) through December 31, 1997.

2 For the period from October 29, 1997 (commencement of operations) through December 31, 1997.

3 For the period from September 26, 1997 (commencement of operations) through December 31, 1997.


                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Company are parties to a distribution agreement (the "Distribution Agreement") dated April 1, 1997, pursuant to which the Distributor serves as principal underwriter for the Company. The Distributor will receive no compensation for serving in such capacity.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Company upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.


                      DIRECTORS AND OFFICERS OF THE COMPANY

The management and affairs of the Company are supervised by the Board of Directors under the laws of the State of Maryland. The Directors and executive officers of the Company and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Director serves as a Director of two other registered investment companies advised by the Adviser and each officer serves as an officer in a similar capacity in two other registered investment companies advised by the Adviser. The age of each Director and officer is indicated in the parentheses.

JOHN R. BARTHOLDSON (51) - Director - Triumph Group Holdings, Inc. (manufacturing), 1255 Drummers Lane, Suite 200, Wayne, PA 19087-1590. Chief Financial Officer and Director, the Triumph Group Holdings, Inc. since 1992. Senior Vice President and Chief Financial Officer, Lukens, Inc., 1978-1992.

HAROLD J. BAXTER (51)1 - Director - Chairman, Chief Executive Officer and Director, the Adviser, 825 Duportail Road, Wayne, PA 19087. Trustee, the Administrator since May 1996 and Chief Executive Officer, the Sub-Adviser, 825 Duportail Road, Wayne, PA 19087, since June 1996.

JETTIE M. EDWARDS (49) - Director - Syrus Associates, 76 Seaview Drive, Santa Barbara, California 93108. Consultant, Syrus Associates since 1986. Trustee, Provident Investment Counsel Trust (investment company) since 1992.

ALBERT A. MILLER (62) - Director - 7 Jennifer Drive, Holmdel, New Jersey 07733. Principal and Treasurer, JK Equipment Exporters since 1995. Advisor and Secretary, The Underwoman Shoppes Inc. (retail clothing stores) since 1980. Merchandising Group Vice President, R.H. Macy & Co., 1958-1995 (retired).

GARY PILGRIM (57) - President - President, Chief Investment Officer and Director, the Adviser since 1982. Trustee, the Administrator since May 1996. Director, the Sub-Adviser since June 1996.

----------------
1 Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company as that term is defined in the 1940 Act.

PAUL J. HONDROS (49) - Executive Vice President - President and Chief Operating Officer, the Adviser since October 1997. President and Chief Operating Officer, the Sub-Adviser since January 1998. President and Chief Executive Officer, Fidelity Investments Retail Group, 1990- 1997.


SANDRA K. ORLOW (44) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI since 1983, the Sub-Administrator, the Vice President and Secretary (formerly Assistant Secretary), Distributor since 1983, and Vice President and Assistant Secretary, SEI Investments since June 1996.


KATHRYN L. STANTON (39) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1994 and SEI Investments since June 1996. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

TODD CIPPERMAN (32) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Sub-Administrator and the Distributor since 1995 and SEI Investments since June 1996. Associate, Dewey Ballantine (law firm) 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA A. NUGENT (41) - Vice President, Assistant Secretary - Counsel, the Adviser since February 1998. Vice President and Assistant Secretary, SEI 1996-1998. Associate, Drinker, Biddle & Reath (law firm), 1994-1996. Assistant Vice President/Operations, Delaware Group of Funds, 1980-1994.

MICHAEL HARRINGTON (29) - Vice President - Director of Fund Services, the Adviser since 1994. Secretary, the Administrator since May 1996. Account Manager, SEI, 1991-1994.

LEE T. CUMMINGS (34) - Treasurer, Chief Financial Officer and Controller - Director of Mutual Fund Operations, the Adviser since 1996. Treasurer, the Administrator since May 1996. Investment Accounting Officer, Delaware Group of Funds, 1994-1996. Vice President, Fund/Plan Services, Inc., 1992-1994. Assistant Vice President, Fund/Plan Services, Inc., 1990- 1992.

BRIAN BEREZNAK (36) - Vice President - Trustee and President, the Administrator since May 1996. Chief Operating Officer, the Adviser from 1989 through December 31, 1996.

JOHN M. ZERR (35) - Vice President and Secretary - General Counsel and Secretary, the Adviser and the Sub-Adviser since November 1996. Vice President and Assistant Secretary, Delaware Management Company, Inc. and the Delaware Group of Funds, 1995-1996. Associate, Ballard Spahr Andrews & Ingersoll (law firm), 1987-1995.

Each current Director of the Company who is not an "interested person" of the Company received the following compensation during the fiscal year ended December 31, 1997:

===============================================================================================================================
                                                          Pension or                                  Total
                                                          Retirement                                  Compensation
                                                          Benefits              Estimated             from Registrant
                                   Aggregate              Accrued as            Annual                and Company
                                   Compensation           Part                  Benefits              Complex
Name of Person,                    from                   of Company            Upon                  Paid to
Position                           Registrant             Expenses              Retirement            Directors*
-------------------------------------------------------------------------------------------------------------------------------
John R. Bartholdson,                 $13,500                  N/A                   N/A                   $47,583
Director
-------------------------------------------------------------------------------------------------------------------------------
Harold J. Baxter,                      N/A                    N/A                   N/A                     N/A
Director**
-------------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards,                   $13,500                  N/A                   N/A                   $47,583
Director
-------------------------------------------------------------------------------------------------------------------------------
Albert A. Miller,                    $13,500                  N/A                   N/A                   $47,583
Director
===============================================================================================================================

* The Company is expected to pay approximately $19,500 to each Director who is not an "interested person" of the Company for the fiscal year ending December 31, 1998, which includes $500 for each Board and committee meeting attended. Each Portfolio pays its proportionate share of the total compensation, based on its total net assets relative to the total net assets of the Company.

** Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Company.


                             PERFORMANCE INFORMATION

From time to time, a Portfolio may advertise yield and/or total return. Such performance data for a Portfolio should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

Computation of Yield

From time to time, a Portfolio may advertise yield. These figures are based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. In particular, yield is calculated according to the following formula:


Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


Calculation of Total Return

From time to time, a Portfolio may advertise total return. The total return of a Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return is calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.


Based on the foregoing, the aggregate total return for each of the Portfolios from its inception through December 31, 1997, were as follows:

---------------------------------------------------------------------------
            Portfolio                             Aggregate Total Return
                                                      Since Inception
---------------------------------------------------------------------------
Growth II Portfolio1                                     7.50%
---------------------------------------------------------------------------
Large Cap Growth Portfolio1                              18.20%
---------------------------------------------------------------------------
Small Cap Value Portfolio2                               4.80%
---------------------------------------------------------------------------
Mid-Cap Value Portfolio                                    *
---------------------------------------------------------------------------
Large Cap Value Portfolio2                               4.30%
---------------------------------------------------------------------------
Technology & Communications Portfolio1                   4.10%
---------------------------------------------------------------------------
Select 20 Portfolio3                                     0.30%
---------------------------------------------------------------------------

*    Not in operation during the period.


1 For the period from May 1, 1997 (commencement of operations) through December 31, 1997.

2 For the period from October 29, 1997 (commencement of operations) through December 31, 1997.

3 For the period from September 26, 1997 (commencement of operations) through December 31, 1997.


Quotations of total return which are not annualized represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.


                        PURCHASE AND REDEMPTION OF SHARES


Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Company: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Portfolio are offered on a continuous basis.


The Company reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Company also reserves the right to suspend sales of shares of a Portfolio for any period during which the New York Stock Exchange, the Adviser, the Sub-Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.


                        DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Company under the general supervision of the Board of Directors.

Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the most recent bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recently quoted bid price. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Company, if any, are valued at their fair value as determined in good faith by the Board of Directors.


                                      TAXES

The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.


Federal Income Tax


The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


Qualification as a Regulated Investment Company. Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, each Portfolio must meet several other requirements. Among these requirements are the following: (i) each Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and
(iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, a Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.


For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If a Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of that Portfolio's current and accumulated earnings and profits and such distributions will generally be eligible for the corporate dividends-received deduction.

Portfolio Distributions. Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

Capital gain dividends are taxable to shareholders as a long-term capital gain, regardless of the length of time a shareholder has held his shares. Under the Taxpayer Relief Act of 1997, the Internal Revenue Service is authorized to issue regulations that will enable shareholders to determine the tax rates applicable to such capital gain distributions. For calendar year 1997, the Internal Revenue Service has announced that RICs will be required to report to their shareholders the amount of capital gain dividends subject to taxation at the 28 percent tax rate.

Withholding. In certain cases, a Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who
(i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Redemption or Exchange of Shares. Upon a redemption or exchange of shares, a shareholder will recognize a taxable gain or loss depending upon his or her basis in the shares. Unless the shares are disposed of as part of a conversion transaction, such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss recognized by a shareholder on the sale of Portfolio shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Any loss recognized on a sale or exchange will be disallowed to the extent that Portfolio shares are sold and replaced within the 61-day period beginning 30 days before and ending 30 days after the disposition of such shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Shareholders should particularly note that this loss disallowance rule applies even where shares are automatically replaced under the dividend reinvestment plan.

Investment in Foreign Financial Instruments. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

Hedging Transactions. Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolios may enter into will be subject to special tax treatment as

"Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolios may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolios. In addition, losses realized by the Portfolios on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolios of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolios (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

Each Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolios (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if a Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.


Requirements relating to each Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.



State Taxes


Distributions by a Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.


Miscellaneous Considerations

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.


Section 817 Diversification Requirements


Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (that is, the assets of the Portfolios), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a VA Contract or VLI Policy owner with respect to the increase in the value of the VA Contract or VLI Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. Provided that all of the beneficial interests in the Portfolios are owned by one or more (1) insurance companies in their general account or in segregated asset accounts, or (2) fund managers in connection with the creation or management of a regulated investment company or trust, the diversification requirements of section 817 will be applied on a look-through basis to the assets held by the Portfolios, and the interests in the Portfolios will be disregarded.

The Treasury Regulations amplify the diversification standards set forth in
Section 817(h). Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer. Certain Portfolios holding Treasury securities may be able to avail themselves of an alternative diversification test provided under the Treasury Regulations.

Each Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.


                             PORTFOLIO TRANSACTIONS

The Advisers are authorized to select brokers and dealers to effect securities transactions for each Portfolio. The Advisers will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available. The Advisers seek to select brokers or dealers that offer the Portfolios best price and execution or other services which are of benefit to the Portfolios. In the case of securities traded in the over-the-counter market, the Advisers expect normally to seek to select primary market makers.

The Advisers may, consistent with the interests of the Portfolios, select brokers on the basis of the research services they provide to the Advisers. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Advisers will be in addition to and not in lieu of the services required to be performed by the Advisers under the Advisory Agreement and Sub-Advisory Agreement. If, in the judgment of the Advisers, the Portfolios or other accounts managed by the Advisers will be benefitted by supplemental research services, the Advisers are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Advisers will not necessarily be reduced as a result of the receipt of such supplemental information, and such services may not be used exclusively, or at all, with respect to each Portfolio or account generating the brokerage, and there can be no guarantee that the Advisers will find all of such services of value in advising the Portfolios.

It is expected the Portfolios may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolios on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolios for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Advisers may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolios' or the Company's expenses. Because shares of the Portfolios are not marketed through intermediary broker-dealers, it is not the Portfolios' practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Advisers may place orders for the purchase or sale of portfolio securities with qualified broker-dealers who refer clients to the Portfolios. The Directors, including those who are not "interested persons" of the Company, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Directors may determine, the Advisers may consider sales of Company shares or VA Contracts and VLI Policies as a factor in the selection of dealers to execute portfolio transactions for the Company.

The Directors have adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, the Portfolio. The Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

For the fiscal year ended December 31, 1997, the Portfolios paid brokerage fees as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                             Total Amount of              Total Amount of             Percent of Total
                                                Brokerage                    Brokerage               Amount of Brokerage
                                             Commissions Paid           Commissions Paid to          Commissions Paid to
              Portfolio                            1997                 the Distributor 1997        the Distributor 1997
-----------------------------------------------------------------------------------------------------------------------------
Growth II Portfolio1                              $5,282                         $257                          5%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                  $5,204                         $122                          2%
Portfolio1
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio2                       $10,608                          $77                          1%
-----------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                              *                            *                           *
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   $2,778                          $20                          1%
Portfolio2
-----------------------------------------------------------------------------------------------------------------------------
Technology &                                      $2,630                         $121                          5%
Communications Portfolio1
-----------------------------------------------------------------------------------------------------------------------------
Select 20 Portfolio3                              $4,599                          $94                          2%
-----------------------------------------------------------------------------------------------------------------------------

*    Not in operation during the period.

1 For the period from May 1, 1997 (commencement of operations) through December 31, 1997.

2 For the period from October 29, 1997 (commencement of operations) through December 31, 1997.

3 For the period from September 26, 1997 (commencement of operations) through December 31, 1997.


                              DESCRIPTION OF SHARES

The Company is authorized to issue 500,000,000 shares of each Portfolio and to create additional portfolios of the Company. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. Shareholders have no preemptive rights. All consideration received by the Company for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto.

           INFORMATION ABOUT THE TECHNOLOGY & COMMUNICATIONS PORTFOLIO

The Technology & Communications Portfolio seeks opportunities in many explosive growth fields.


Computers and Software


- The Adviser believes that the home personal computer market is currently only 38% penetrated and could reach 50% penetration by the year 2000.

- At the end of 1993, there were 50 personal computers for every 100 U.S. workers, compared to only 22 per 100 workers in Europe, 17 per 100 in Japan, and 1 per 100 in Asia Pacific -- so the Adviser believes the worldwide market for personal computers could be significant.

- Software companies are currently averaging 30% - 70% annual revenue growth rates.


Communications


- The Adviser believes that the wireless equipment market could grow to $20 billion over the next four years -- a 20-fold increase.

- 48% of all U.S. capital investment is in information technology, up from 35% in the early '90s and 25% in the early '80s.

- 60% of U.S. households are wired for cable -- triple the number ten years ago.


Semiconductors and Electronics


- The Adviser believes semiconductor sales growth could go as high as 20% per year from now until 2000.

- The Adviser believes the CD-ROM market could potentially deliver a 45% compound annual growth between 1995 and 2000.

                             5% AND 25% SHAREHOLDERS


As of March 31, 1998, the following persons were the only persons who were record owners of 5% or more of the shares of the Portfolios. The Company believes that most of the shares referred to below were held by the persons indicated in the accounts for their fiduciary, agency or custodial clients.



                            PBHG Growth II Portfolio

Life Insurance Co. of Virginia                                                        62.82%
6610 W. Broad Street
Richmond, VA  23230-1799

AUL American Individual Unit Trust                                                     5.95%
Registered Separate Account
P.O. Box 1995
Indianapolis, IN  46206-9102

Fidelity Investments                                                                  26.27%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                                          PBHG Large Cap Growth Portfolio

Life Insurance Co. of Virginia                                                        97.27%
6610 W. Broad Street
Richmond, VA  23230-1799

                                          PBHG Small Cap Value Portfolio

Empire Fidelity Investments                                                            7.71%
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                                  90.01%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                         PBHG Large Cap Value Portfolio

UAM Investment Corporation                                                             6.07%
P.O. Box 7048
Wilmington, DE  19803-0048

Pilgrim Baxter & Associates, Ltd.                                                      6.07%
825 Duportail Road
Wayne, PA  19087-5525

Empire Fidelity Investments                                                           15.21%
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                                  72.24%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                                    PBHG Technology & Communications Portfolio

Annuity Investors Life Insurance Co.                                                   8.13%
250 E. Fifth Street
Cincinnati, OH  45202-4119

Empire Fidelity Investments                                                            6.65%
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                                  80.95%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614
                                             PBHG Select 20 Portfolio

Empire Fidelity Investments                                                            8.27%
Life Insurance Co.
200 Liberty Street

One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                                   91.68%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614


                              FINANCIAL STATEMENTS

Coopers & Lybrand L.L.P., located at 2400 Eleven Penn Center, Philadelphia, Pennsylvania, serves as the independent accountants for the Company. Coopers & Lybrand L.L.P. provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

The audited financial statements for the fiscal year ended December 31, 1997 and the report of the independent accountants for that year are included in the Company's Annual Report to Shareholders dated December 31, 1997. The Annual Report for each Portfolio, except for pages 1 through 2 thereof, is incorporated herein by reference and made a part of this document. These financial statements have been audited by Coopers & Lybrand L.L.P. and have been incorporated by reference into the Statement of Additional Information in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in auditing and accounting.

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements:

PART A:

Financial Highlights included in Prospectus dated March 1, 1998

PART B:

The following financial statements for each series (other than the PBHG Mid-Cap Value Portfolio, which had not yet commenced operations as of the date of the financial statements) of PBHG Insurance Series Fund, Inc. (the "Company") are incorporated into the Statement of Additional Information dated May 1, 1998, by reference to the Annual Report of the Company dated December 31, 1997:

Statement of Net Assets as of December 31, 1997
Statement of Operations for the period ended December 31, 1997
Statement of Changes in Net Assets for the period ended December 31, 1997 Financial Highlights for the fiscal year ended December 31, 1997
Notes to Financial Statements as of December 31, 1997

(b)      Exhibits:

         1(a)     Articles of Incorporation (1)
          (b)     Articles Supplementary of Registrant (3)
          (c)     Certificate of Correction of the Registrant dated March 24,
                  1998

         2 Amended and Restated Bylaws of the Registrant adopted effective April 9, 1998

         3        Not Applicable

         4 Certificate of Incorporation and Certificate of Correction filed as Exhibits 1(a) and 1(c)

         5(a) Investment Advisory Agreement dated April 1, 1997, by and between the Registrant, on behalf of each Portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd. (3)


          (b) Schedule A dated February 20, 1998 to Investment Advisory Agreement dated April 1, 1997, by and between the Registrant, on behalf of each Portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd.

          (c) Investment Sub-Advisory Agreement dated April 1, 1997, by and among the Registrant, on behalf of the Small Cap Value and Large Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. (3)


          (d) Schedule A dated February 20, 1998 to Investment Sub-Advisory Agreement dated April 1, 1997, by and among the Registrant, on behalf of the Small Cap Value and Large Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc.

         6(a) Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company (3)


          (b) Schedule A dated February 20, 1998 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Financial Services Company

         7        Not Applicable

         8 Custodian Agreement dated April 1, 1997, by and between the Registrant and CoreStates Bank, N.A. (3)

         9(a) Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST Systems, Inc. (3)

          (b) Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services (3)


          (c) Schedule A dated February 20, 1998 to Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services

          (d) Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Fund Resources (3)

          (e) Schedule A dated February 20, 1998 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Fund Resources

          (f) Amendment dated May 1, 1998 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Fund Resources

          (g) Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. (3)

          (h) Schedule A dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd.

          (i) Schedule B dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd.

          (j)     Form of Fund Participation Agreement (2)

          (k) Organizational Expense Reimbursement Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. (3)


        11(a)     Consent of Counsel


          (b)     Consent of Independent Accountants


        12        Not Applicable

        13        Not Applicable

        14        Not Applicable

         15       Not Applicable

         16       Schedule for Computation of Performance Quotations (3)

         18       Not Applicable

         24(a)    Directors' Power of Attorney
           (b)    Officers' Power of Attorney

         27       Financial Data Schedules

(1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically with the Commission on January 10, 1997

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically with the Commission on April 8, 1997

(3) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically with the Commission on February 13, 1998


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES


As of March 31, 1998, the number of shareholders of each series of PBHG Insurance Series Fund, Inc. was as follows:


             Title of Class                        Number of Record Holders

PBHG Growth II Portfolio                                      12

PBHG Large Cap Growth Portfolio                                8

PBHG Small Cap Value Portfolio                                10

PBHG Large Cap Value Portfolio                                10

PBHG Technology & Communications Portfolio                    11

PBHG Select 20 Portfolio                                       8


PBHG Mid-Cap Value Portfolio                                   1

ITEM 27. INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the 1940 Act. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The Bylaws of the Registrant include the following:

                                   ARTICLE IX

Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:


Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


Name and Position with Pilgrim
Baxter & Associates, Ltd.                   Name of Other Company                           Connection with Other Company
-------------------------                   ---------------------                           -----------------------------
Harold J. Baxter                            Pilgrim Baxter Value Investors, Inc.            Director, Chairman and Chief Executive
Director, Chairman &                                                                        Officer
Chief Executive Officer                     PBHG Fund Services                              Trustee

                                            PBHG Fund Distributors                          Trustee

                                            United Asset Management                         Director
                                            Corporation


Gary L. Pilgrim                             PBHG Fund Services                              Trustee
Director & Chief Investment Officer
President (4/95 - 10/97), Secretary
(4/95 - 11/96)                              Pilgrim Baxter Value Investors, Inc.            President & Chief Operating Officer

Paul J. Hondros                             PBHG Fund Distributors                          Trustee
President & Chief Operating
Officer

Brian F. Bereznak                           Pilgrim Baxter Value Investors, Inc.            Director
Chief Operating Officer
(from 1989 through 1996)                    PBHG Fund Services                              President and Trustee

                                            PBHG Fund Distributors                          President

Eric C. Schneider                           Pilgrim Baxter Value Investors, Inc.            Chief Financial Officer & Treasurer
Chief Financial Officer
                                            PBHG Fund Services                              Chief Financial Officer

                                            PBHG Fund Distributors                          Trustee, Chief Financial Officer

John M. Zerr                                Pilgrim Baxter Value Investors, Inc.            General Counsel and Secretary
General Counsel and Secretary
                                            PBHG Fund Distributors                          General Counsel and Secretary

Name and Position with
Pilgrim Baxter Value Investors,                                         Connection
Inc.                                    Name of Other Company           with Other Company
-------------------------------         ---------------------           ------------------
Harold J. Baxter                        Pilgrim Baxter &                Director, Chairman &
Director, Chairman &  Chief             Associates, Ltd.                Chief Executive Officer
Executive Officer
                                        PBHG Fund Services              Trustee

                                        PBHG Fund Distributors          Trustee

                                        United Asset Management         Member, Board of
                                        Corporation                     Directors

Brian F. Bereznak                       Pilgrim Baxter &                Chief Operating Officer
Director                                Associates, Ltd.                (1989 to 1996)

                                        PBHG Fund Services              President & Trustee

                                        PBHG Fund Distributors          President


Gary L. Pilgrim                         Pilgrim Baxter &                Director & Chief Investment Officer
Director                                Associates, Ltd.                President (4/95 - 10/97), Secretary (4/95 -
                                                                        11/96)

                                        PBHG Fund Services              Trustee

Paul J. Hondros                         Pilgrim Baxter &                President & Chief Executive Officer
President & Chief Executive             Associates, Ltd.
Officer
                                        PBHG Fund Distributors          Trustee

David W. Jennings                       Pilgrim Baxter &                Director of Client Service
Director, President & Chief             Associates, Ltd.
Executive Officer (6/96 - 12/97)

Eric C. Schneider                       Pilgrim Baxter &                Chief Financial Officer
Chief Financial Officer &               Associates, Ltd.
Treasurer
                                        PBHG Fund Services              Chief Financial Officer

                                        PBHG Fund Distributors          Trustee, Chief Financial Officer

John M. Zerr                            Pilgrim Baxter &                General Counsel and Secretary
General Counsel and Secretary           Associates, Ltd.

                                        PBHG Fund Distributors          General Counsel and Secretary

The principal business addresses of the entities listed in the above tables are as follows:

Pilgrim Baxter & Associates, Ltd., Pilgrim Baxter Value Investors, Inc., PBHG Fund Services, and PBHG Distributors: 825 Duportail Road, Wayne, PA 19087

United Asset Management Corporation: One International Place, 44th Floor, Boston, MA 02110.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:


SEI Daily Income Trust                                 July 15, 1982
SEI Liquid Asset Trust                                 November 29, 1982
SEI Tax Exempt Trust                                   December 3, 1982
SEI Index Funds                                        July 10, 1985
SEI Institutional Managed Trust                        January 22, 1987
SEI International Trust                                August 30, 1988
The Advisors' Inner Circle Fund                        November 14, 1991
The Pillar Funds                                       February 28, 1992
CUFund                                                 May 1, 1992
STI Classic Funds                                      May 29, 1992
CoreFunds, Inc.                                        October 30, 1992
First American Funds, Inc.                             November 1, 1992
First American Investment Funds, Inc.                  November 1, 1992
The Arbor Fund                                         January 28, 1993
Boston 1784 Funds (R)                                  June 1, 1993
MarquisR Funds                                         August 17, 1993
Morgan Grenfell Investment Trust                       January 3, 1994
The Achievement Funds Trust                            December 27, 1994
Bishop Street Funds                                    January 27, 1995
CrestFunds, Inc.                                       March 1, 1995
STI Classic Variable Trust                             August 18, 1995
Ark Funds                                              November 1, 1995
Monitor Funds                                          January 11, 1996
FMB Funds, Inc.                                        March 1, 1996
SEI Asset Allocation Trust                             April 1, 1996
TIP Funds                                              April 28, 1996
The PBHG Funds, Inc.                                   June 1, 1996
SEI Institutional Investments Trust                    June 14, 1996
First American Strategy Funds, Inc.                    October 1, 1996
Highmark Funds                                         February 15, 1997
Armada Funds                                           March 8, 1997
Expedition Funds                                       June 9, 1997
TIP Institutional Funds                                January 1, 1998


SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456

                                                                                   Positions and
                                                                                   Offices with
Name                                Position and Office with Underwriter           Registrant
----                                ------------------------------------           ----------
Alfred P. West, Jr.                 Director, Chairman                                      -
                                    & Chief Executive Officer

Henry H. Greer                      Director, President                                     -
                                    & Chief Executive Officer

Carmen V. Romeo                     Director, Executive Vice President                      -
                                    & Treasurer

Gilbert L. Beebower                 Executive Vice President                                -

Dennis J. McGonigle                 Executive Vice President                                -

Richard B. Lieb                     Executive Vice President, President -                   -
                                    Investment Services Division

Leo J. Dolan, Jr.                   Senior Vice President                                   -

Carl A. Guarino                     Senior Vice President                                   -

Larry Hutchinson                    Senior Vice President                                   -

Jack May                            Senior Vice President                                   -

A. Keith McDowell                   Senior Vice President                                   -

Hartland J. McKeown                 Senior Vice President                                   -

Barbara J. Moore                    Senior Vice President                                   -

Kevin P. Robins                     Senior Vice President, General Counsel          Vice President &
                                    and Secretary                                   Assistant Secretary

Patrick K. Walsh                    Senior Vice President                                   -

Robert Crudup                       Vice President & Managing Director                      -

Vic Galef                           Vice President & Managing Director                      -

Kim Kirk                            Vice President & Managing Director                      -

John Krzeminski                     Vice President & Managing Director                      -

                                                                                   Positions and
                                                                                   Offices with
Name                                Position and Office with Underwriter           Registrant
----                                ------------------------------------           ----------
Carolyn McLaurin                    Vice President & Managing Director                      -

Donald Pepin                        Vice President & Managing Director                      -

Mark Samuels                        Vice President & Managing Director                      -

Wayne M. Withrow                    Vice President & Managing Director                      -

Robert Aller                        Vice President                                          -

Gordon W. Carpenter                 Vice President                                          -

Todd Cipperman                      Vice President & Assistant Secretary                    -

Barbara Doyne                       Vice President                                          -

Jeff Drennen                        Vice President                                          -

Kathy Heilig                        Vice President                                          -

Michael Kantor                      Vice President                                          -

Samuel King                         Vice President                                          -

W. Kelso Morrill                    Vice President                                          -

Joanne Nelson                       Vice President                                          -

Mark Nagle                          Vice President                                          -

Sandra K. Orlow                     Vice President & Secretary                       Vice President &
                                                                                    Assistant Secretary

Cynthia M. Parrish                  Vice President & Assistant Secretary             Vice President &
                                                                                    Assistant Secretary

Kim Rainey                          Vice President                                           -

Rob Redican                         Vice President                                           -

Maria Reinehart                     Vice President                                           -

Steve Smith                         Vice President                                           -

Daniel Spaventa                     Vice President                                           -

Kathryn L. Stanton                  Vice President & Assistant Secretary              Vice President &
                                                                                     Assistant Secretary


c.  None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

         CoreStates Bank, N.A.
         Broad and Chestnut Streets
         P.O. Box 7618
         Philadelphia, PA 19101

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

         SEI Fund Resources
         One Freedom Valley Road
         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

         Pilgrim Baxter & Associates, Ltd.
         825 Duportail Road
         Wayne, PA 19087

         Pilgrim Baxter Value Investors, Inc.
         825 Duportail Road
         Wayne, PA 19087



ITEM 31. MANAGEMENT SERVICES:

None

ITEM 32. UNDERTAKINGS

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                   SIGNATURES



Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
Act of 1933 and has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 28th day of April, 1998.



                                            PBHG INSURANCE SERIES FUND, INC.
                                            Registrant


                                            By:  /s/Harold J. Baxter
                                                 ----------------------------
                                                 Harold J. Baxter
                                                 Chairman and Director


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons on the 28th day of April, 1998 in the capacities and on the dates indicated.

SIGNATURE AND TITLE                                                                     DATE
-------------------                                                                     ----
/s/Harold J. Baxter                         Chairman and Director                                4/28/98
---------------------------                                                             -------------------------
Harold J. Baxter

           *                                Director                                             4/28/98
---------------------------                                                             -------------------------
John R. Bartholdson

           *                                Director                                             4/28/98
---------------------------                                                             -------------------------
Jettie M. Edwards

           *                                Director                                             4/28/98
---------------------------                                                             -------------------------
Albert A. Miller

/s/ Gary L. Pilgrim                         President                                            4/28/98
---------------------------                                                             -------------------------
Gary L. Pilgrim

/s/Paul J. Hondros                          Executive Vice President                             4/28/98
---------------------------                                                             -------------------------
Paul J. Hondros

/s/ Brian F. Bereznak                       Vice President                                       4/28/98
---------------------------                                                             -------------------------
Brian F. Bereznak

/s/Lee T. Cummings                          Treasurer, Chief Financial Officer                   4/28/98
---------------------------                 and Controller                              -------------------------
Lee T. Cummings


                                    *By:    /s/ John M. Zerr
                                            ----------------------------------
                                            John M. Zerr
                                            Attorney-in-Fact

                      REPRESENTATION OF COUNSEL PURSUANT TO
                  RULE 485(b) UNDER THE SECURITIES ACT OF 1933


         We hereby represent that Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the PBHG Insurance Series Fund, Inc. (File No. 333-19497) filed with the Securities and Exchange Commission under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 (File No. 811-08009) contains no disclosure which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.



                                 Ballard Spahr Andrews & Ingersoll, LLP

                                  EXHIBIT LIST

Exhibit
Number            Description
------            -----------

EX-99.B1(c)       Certificate of Correction of the Registrant filed March 24,
                  1998

EX-99.B2 Amended and Restated Bylaws of the Registrant adopted effective April 9, 1998


EX-99.B5(b)       Schedule A dated February 20, 1998 to Investment Advisory
                  Agreement dated April 1, 1997, by and between the Registrant, on behalf of each Portfolio of the Registrant, and Pilgrim
                  Baxter & Associates, Ltd.


EX-99.B5(d)       Schedule A dated February 20, 1998 to Investment Sub-Advisory
                  Agreement dated April 1, 1997, by and among the Registrant, on behalf of the Small Cap Value and Large Cap Value Portfolios,
                  Pilgrim Baxter & Associates, Ltd. and Newbold's Asset
                  Management, Inc.

EX-99.B6(b)       Schedule A dated February 20, 1998 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI
                  Financial Services Company


EX-99.B9(c)       Schedule A dated February 20, 1998 to Administrative Services
                  Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services

EX-99.B9(e)       Schedule A dated February 20, 1998 to Sub-Administrative
                  Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Fund Resources

[EX-99.B9(f)      Amendment dated May 1, 1998 to Sub-Administrative Services
                  Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Fund Resources]

EX-99.B9(h)       Schedule A dated February 20, 1998 to Expense Limitation
                  Agreement dated April 1, 1997 between the Registrant and
                  Pilgrim Baxter & Associates, Ltd.

EX-99.B9(i)       Schedule B dated February 20, 1998 to Expense Limitation
                  Agreement dated April 1, 1997 between the Registrant and
                  Pilgrim Baxter & Associates, Ltd.


EX-99.B11(a)      Consent of Counsel

EX-99.B11(b)      Consent of Independent Accountants

EX-99.B24(a)      Directors' Power of Attorney

EX-99.B24(b)      Officers' Power of Attorney

EX-99.B27         Financial Data Schedules